                                      N-14
                                Initial Statement

      As filed with the Securities and Exchange Commission on June 29, 2001

                     Registration Nos. 33-65170 and 811-7822

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ [ ]
                     Post-Effective Amendment No. _____ [ ]

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                        AMERICAN CENTURY INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 816-531-5575

                             Charles A. Etherington
                  Vice President and Associate General Counsel
          4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this
Registration Statement becomes effective under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 33-65170 and 811-7822) pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Registrant is filing as an exhibit to this Registration Statement an opinion related to the legality of shares being issued in connection with this Registration Statement. Pursuant to
Rule 429, this Registration Statement relates to the aforesaid Registration
Statement on Form N-1A.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

                          American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                          American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

August ____, 2001

Dear American Century Shareholder:

     I am writing to ask for your support of an important proposal affecting your fund. The proposal will be voted on at an upcoming Special Meeting of shareholders to be held on Friday, November 16, 2001. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to us.

     As a shareholder of American Century Premium Bond Fund ("Premium Bond"),
American Century Bond Fund ("Bond"), or American Century Intermediate-Term Bond
Fund ("Intermediate-Term Bond"), you are being asked to approve the combination of your fund with a new fund called the American Century Diversified Bond Fund
("Diversified Bond").

     The reason for the combination is twofold. First, the reorganization will combine funds with substantially similar investment objectives and strategies.
Investors can select one, general-purpose bond fund rather than decide between three substantially similar bond funds.

     Second, management believes it will be more efficient to have the funds'
portfolio management team focus on a single, larger portfolio of assets than to continue managing three very similar, smaller portfolios.

     The Board of Directors of your fund has unanimously voted in favor of this reorganization and believes the combination is in your fund's and your best interests. We encourage you to vote "FOR" the reorganization. The enclosed materials give more detailed information about the proposed reorganization and the reasons why we recommend you vote for it.

     Please don't put these materials aside thinking that you will return to them at another time. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and phone calls. PLEASE
TAKE A FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND SIGN AND RETURN YOUR
PROXY CARD TODAY. If you have any questions or need any help in voting your shares, please call us at 1-800-331-8331.  For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext. 5004.

     To more efficiently handle this proxy solicitation, we have hired Alamo
Direct to act as our proxy solicitor. They might be calling you during the solicitation process to ensure that you do not have questions or concerns about the voting process and to assist you with your vote.

     Thank you for your time in considering this important proposal. We believe the reorganization will enable us to better serve your needs. Thank you for investing with American Century and for your continued support.

                                Sincerely,
                                /s/ William M. Lyons
                                William M. Lyons
                                President

                   IMPORTANT INFORMATION YOU SHOULD CONSIDER

     The following Q&A is a brief summary of some of the issues that may be important to you. It may not contain all of the information or topics that you think are important and, as a result, is qualified in its entirety by the more detailed information contained elsewhere in this document, or incorporated into this document. Please read all the enclosed proxy materials before voting.
PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

Q. What is the purpose of the upcoming meeting?

A. The Board of Directors of Premium Bond, Bond, and Intermediate-Term Bond has
recommended combining these funds into a new fund called Diversified Bond. This combination requires approval of shareholders of Premium Bond, Bond, and
Intermediate-Term Bond. The Special Meeting will be held on Friday, November 16,
2001 at 10:00 a.m. (Central time) at American Century Tower I, 4500 Main Street,
Kansas City, Missouri. Shareholders of record as of the close of business on
August 10, 2001 are eligible to vote.

Q. Why is the reorganization being proposed?

A. The reorganization seeks to improve operational and investment management efficiencies by combining funds with identical investment objectives and substantially similar investment policies, approaches, procedures and portfolio securities. Combining these similar funds will permit the portfolio management team to focus its resources on a single, larger fund, rather than divide its time between three smaller funds. Combining these funds will also help eliminate customer confusion regarding which bond fund to choose.

Q. How will the reorganization be accomplished?

A. Shareholders of Premium Bond, Bond, and Intermediate-Term Bond are being asked to approve the combination of their respective fund with Diversified Bond pursuant to the Agreement and Plan of Reorganization described on page __. The reorganization will take the form of a transfer of assets by Premium Bond, Bond, and Intermediate-Term Bond  in exchange for shares of Diversified Bond. Premium
Bond, Bond, and Intermediate-Term Bond will each then make a liquidating distribution of the Diversified Bond shares received in the exchange to their respective shareholders.

Q. What will shareholders get if the reorganization is approved?

A. As a result of the liquidating distribution of Premium Bond, Bond, and
Intermediate-Term Bond, you will receive shares of Diversified Bond in an amount equal to the value of your Premium Bond, Bond, or Intermediate-Term Bond shares on the date the combination takes place (probably December 3, 2001).  The total dollar value of your account after the reorganization will be the same as the total dollar value of your account before the reorganization.  However, because the net asset value (price per share) of Diversified Bond may be different from the net asset value of Premium Bond, Bond, and Intermediate-Term Bond, you may
receive a different number of shares in Diversified Bond than you have in
Premium Bond, Bond, or Intermediate-Term Bond.

Q. Why did the Board of Directors approve the reorganization?

A. After reviewing many factors, your Board of Directors unanimously determined that the reorganization was in the best interests of Premium Bond, Bond,
Intermediate-Term Bond, and their respective shareholders. Some of the factors considered include:

           * Premium Bond, Bond, and Intermediate-Term Bond have substantially similar investment policies, approaches, procedures and portfolio securities. Combining these funds into a new fund that will have substantially similar investment policies, approaches, procedures and portfolio securities will increase operational and investment management efficiencies.

           * The total expense ratio for Premium Bond shareholders will not change.

           * The total expense ratio for Investor Class Bond shareholders is expected to go from 0.75% to 0.65%.

           * The total expense ratio for Investor Class Intermediate-Term Bond shareholders is expected to go from 0.80% to 0.65%.

Q. Will the exchange for shares of Diversified Bond cause shareholders to realize income or capital gains for tax purposes?

A. No. The exchange of shares in the reorganization will be tax-free. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for you for federal income tax purposes.  Your tax basis and holding period for your shares will be unchanged.

Q. How does the total expense ratio of Diversified Bond compare to that of
Premium Bond?

A. In order to maintain a comparable total expense ratio, shareholders of
Premium Bond will receive Institutional Class shares of Diversified Bond in the exchange.  Diversified Bond will waive its standard Institutional Class minimum account balance requirement for Premium Bond shareholders, provided that they maintain the $100,000 minimum account balance in Diversified Bond that they were required to maintain in Premium Bond.  The total expense ratio of Premium Bond is 0.45%, and the expected total expense ratio of Diversified Bond after the reorganization is 0.45%.

Diversified Bond's management fee is in many ways similar to the management fee of Premium Bond. Under this "all-inclusive" management fee structure,
Diversified Bond will pay a single management fee in exchange for which, the manager is responsible for paying all of the costs associated with providing or procuring all services for Diversified Bond except taxes, interest, brokerage commissions, the fees and expenses of outside trustees, and extraordinary items.

Q. How does the total expense ratio of Bond compare to that of Diversified Bond?

A. Investor Class shareholders of Bond will receive Investor Class shares of
Diversified Bond in the exchange. The total expense ratio of the Investor Class of Bond is 0.80%, and the expected total expense ratio of the Investor Class of
Diversified Bond after the reorganization is 0.65%.

Advisor Class shareholders of Bond will receive Advisor Class shares of
Diversified Bond in the exchange. The total expense ratio of the Advisor
Class of Bond is 1.05%, and the expected total expense ratio of the Advisor
Class of Diversified Bond after the reorganization is 0.90%.

Diversified Bond's management fee is in many ways similar to the management fee of Bond. Under this "all-inclusive" management fee structure,
Diversified Bond will pay a single management fee in exchange for which, the manager is responsible for paying all of the costs associated with providing or procuring all services for Diversified Bond except taxes, interest, brokerage commissions, the fees and expenses of outside trustees, and extraordinary items.

Q. How does the total expense ratio of Intermediate-Term Bond compare to that of
Diversified Bond?

A. Investor Class shareholders of Intermediate-Term Bond will receive Investor
Class shares of Diversified Bond in the exchange. The total expense ratio of the
Investor Class of Intermediate-Term Bond is 0.75%, and the expected total expense ratio of the Investor Class of Diversified Bond after the reorganization is 0.65%.

Advisor Class shareholders of Intermediate-Term Bond will receive Advisor
Class shares of Diversified Bond in the exchange. The total expense ratio of the Advisor Class of Intermediate-Term Bond is 1.00%, and the expected total expense ratio of the Advisor Class of Diversified Bond after the reorganization is 0.90%.

Diversified Bond's management fee is in many ways similar to the management fee of Bond. Under this "all-inclusive" management fee structure,
Diversified Bond will pay a single management fee in exchange for which, the manager is responsible for paying all of the costs associated with providing or procuring all services for Diversified Bond except taxes, interest, brokerage commissions, the fees and expenses of outside trustees, and extraordinary items.

Q. How do the risks of Diversified Bond compare to those of Premium Bond, Bond and Intermediate-Term Bond?

A. Each of the funds invests in quality debt securities, including corporate bonds and notes, government securities and securities backed by mortgages or other assets, and each of the funds may invest up to 15% of its assets in debt securities ranked in the fifth highest credit quality category.

Because the funds invest in a substantially similar portfolio of securities and utilize substantially similar investment techniques, the primary difference in risk between the funds is a difference in interest rate risk.
Funds with longer weighted average maturities generally have a higher potential for income, but they also are more sensitive to interest rate changes. Each fund's share value will decline when interest rates rise, but the share value of the fund with the longer weighted average maturity generally will decline further.

Premium Bond's weighted average maturity is 3.5 years or longer;
Intermediate-Term Bond's weighted average maturity is between 3 and 10 years; and Bond's weighted average maturity is between 8 and 20 years.
Diversified Bond will maintain a weighted average maturity of 3.5 years or longer, making its interest rate risk comparable to that of Premium Bond and Intermediate-Term Bond.  Because Diversified Bond's weighted average maturity is generally shorter than that of Bond, its interest rate risk is generally lower.

Q. If shareholders send their proxies in now as requested, can they change their vote later?

A. Yes! A proxy can be revoked at any time by writing to us, by sending us another proxy, or by attending the meeting and voting in person. EVEN IF YOU
PLAN TO ATTEND THE MEETING TO VOTE IN PERSON, WE ASK THAT YOU RETURN THE
ENCLOSED PROXY. DOING SO WILL HELP US ACHIEVE A QUORUM FOR THE MEETING.

Q. How do shareholders vote their shares?

A. We've made it easy for you. You can vote online, by mail or by fax. To vote by mail, complete, sign and send us the enclosed proxy voting card in the enclosed postage-paid envelope. To vote online, access the website listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by fax, send your fax to the toll-free number listed on your proxy card.

Your shares will be voted EXACTLY as you tell us. If you simply sign the enclosed proxy card and return it, we will follow the recommendation of your Board of Directors and vote it "FOR" the reorganization. You also may vote in person at the meeting on Friday, November 16, 2001.

Q. When and how will the combination take place?

A. Subject to receiving shareholder approval, the reorganization is scheduled to take place on December 3, 2001. After the funds have calculated the value of their assets and liabilities on November 30, 2001, Premium Bond, Bond, and
Intermediate-Term Bond will transfer their assets and liabilities to Diversified
Bond in exchange for the appropriate number of Diversified Bond shares. Premium
Bond, Bond, and Intermediate-Term Bond will then make liquidating distributions of the Diversified Bond shares pro rata to their respective shareholders according to the value of each such shareholder's account immediately prior to the transfer of assets. THE VALUE OF YOUR ACCOUNT WILL NOT CHANGE AS A RESULT OF
THIS REORGANIZATION.

Q. Who will manage Diversified Bond after the reorganization?

A. American Century Investment Management, Inc. will manage the assets of
Diversified Bond after the reorganization. Jeffrey L. Houston, Vice President and Senior Portfolio Manager, will lead the investment management team that will manage Diversified Bond after the reorganization. Mr. Houston also leads the teams that manage Premium Bond, Bond, and Intermediate-Term Bond.

Q. How will the distribution, purchase and redemption procedures and exchange rights change as a result of the reorganization?

A. They won't. Diversified Bond has the same distribution, purchase and exchange policies and procedures as Premium Bond, Bond, and Intermediate-Term Bond.

Q. Where can shareholders get more information about the funds?

A. A copy of the Diversified Bond Prospectus accompanies this proxy statement.
In addition, the Manager's Discussion and Analysis of Fund Performance portion of Premium Bond's most recent Annual Report to Shareholders is included in this document as Appendix II. We have included this discussion from the Premium Bond
Annual Report because Diversified Bond will inherit the performance information of Premium Bond in the reorganization. If you would like a copy of the Premium
Bond, Bond, or Intermediate-Term Bond Prospectuses or Statements of Additional
Information or most recent annual or semiannual reports, please call one of our
Investor Services Representatives at 1-800-331-8331.

                    AMERICAN CENTURY PREMIUM RESERVES, INC.
                                      and
                      AMERICAN CENTURY MUTUAL FUNDS, INC.
                          American Century Investments
                                4500 Main Street
                                P. O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 (800) 331-8331

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                    To be held on Friday, November 16, 2001

     NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the
American Century Premium Bond Fund ("Premium Bond"), a portfolio of American
Century Premium Reserves, Inc., and the shareholders of the American Century
Bond Fund ("Bond") and the American Century Intermediate-Term Bond Fund
("Intermediate-Term Bond"), each a portfolio of American Century Mutual Funds,
Inc., will be held at American Century Tower I, 4500 Main Street, Kansas City,
Missouri on Friday, November 16, 2001 at 10:00 a.m. (Central time) for the following purposes:

           ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including:

     (a)  the transfer of substantially all of the assets and liabilities of
          Premium Bond, Bond, and Intermediate-Term Bond to the American
          Century Diversified Bond Fund, an investment portfolio of American
          Century Investment Trust ("Diversified Bond") in exchange for shares in Diversified Bond; and

     (b)  the distribution of Diversified Bond's shares to the shareholders of
          Premium Bond, Bond, and Intermediate-Term Bond according to their interests.

           ITEM 2. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

     The proposed reorganization, the Agreement and Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy
Statement.

     Shareholders of record as of the close of business on August 10, 2001, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s)
thereof.

     Please execute and return promptly in the enclosed envelope the accompanying proxy card, which is being solicited by the Board of Directors of American
Century Premium Reserves, Inc. and the Board of Directors of American Century
Mutual Funds, Inc. Please return your proxy card even if you are planning to attend the Special Meeting. This is important to ensure a quorum at the Special
Meeting. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation, a subsequently executed proxy, or by attending the meeting and voting in person.

                                /s/David C. Tucker
                                David C. Tucker
                                Senior Vice President

                                ________________, 2001

                      COMBINED PROSPECTUS/PROXY STATEMENT
                                       of
                    AMERICAN CENTURY PREMIUM RESERVES, INC.
                                      and
                      AMERICAN CENTURY MUTUAL FUNDS, INC.

                                ________________, 2001

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Directors of American Century Premium
Reserves, Inc. on behalf of its Premium Bond Fund ("Premium Bond"), and by the
Board of Directors of American Century Mutual Funds, Inc. on behalf of its Bond
Fund ("Bond") and its Intermediate-Term Bond Fund ("Intermediate-Term Bond") in
connection with a Special Meeting of Shareholders to be held on Friday, November
16, 2001.

     At the Special Meeting, shareholders of Premium Bond, Bond, and
Intermediate-Term Bond are being asked to approve the combination of their respective fund into the American Century Diversified Bond Fund, a series of
American Century Investment Trust ("Diversified Bond").

     The funds are similarly managed diversified, open-end mutual funds that invest in a substantially similar mix of fixed income securities. The purpose of the reorganization is to streamline American Century's fixed-income lineup and to achieve management and operational efficiencies. Combining these similar funds as described further in this Combined Prospectus/Proxy Statement will help achieve this objective. Each fund has shares registered with the Securities and
Exchange Commission.

     This Combined Prospectus/Proxy Statement constitutes the Proxy Statement of your fund for the Special Meeting of Shareholders and a prospectus for the
Diversified Bond shares that are to be issued to you in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposed reorganization. You should retain this document for future reference. A Statement of Additional Information about Diversified Bond, dated August 20, 2001, is incorporated into this document by reference. A copy of the Statement of Additional Information may be obtained without charge upon request by calling us at 1-800-331-8331 or writing to us at American Century
Investments, 4500 Main Street, P. O. Box 419200, Kansas City, Missouri
64141-6200.

      The principal executive offices of Premium Bond, Bond, Intermediate-Term
Bond, and Diversified Bond are located at American Century Investments, 4500
Main Street, P. O. Box 419200, Kansas City, Missouri 64141-6200. The funds'
telephone number is 1-800-331-8331.

     The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission, and some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call us at 1-800-331-8331.  For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext.
5004.

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this
Combined Prospectus/Proxy Statement is accurate or complete. Any representation to the contrary is a criminal offense.

     No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy
Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by Premium Bond, Bond, Intermediate-Term Bond,
Diversified Bond, or anyone affiliated with American Century Investments.

     PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS
MEETING ONLY AND IS NOT A SHAREHOLDER SEMINAR.

                               TABLE OF CONTENTS

IMPORTANT INFORMATION YOU SHOULD CONSIDER
COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS
RISK FACTORS
TRANSACTION AND OPERATING EXPENSE INFORMATION
ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION
     Summary of Plan of Reorganization
     Description of the Securities of Diversified Bond
     Reasons Supporting the Reorganization
     Federal Income Tax Consequences
     Capitalization
INFORMATION ABOUT THE FUNDS
     Diversified Bond
     Premium Bond
     Bond
     Intermediate-Term Bond
     Fundamental Investment Restrictions
INFORMATION RELATING TO VOTING MATTERS
     General Information
     Voting and Revocation of Proxies
     Record Date
     Quorum
     Shareholder Vote Required
     Cost of Proxy Solicitation
     Certain Shareholders
     Appraisal Rights
     Annual Meetings
ADDITIONAL INFORMATION
LITIGATION
FINANCIAL STATEMENTS
OTHER BUSINESS
SHAREHOLDER INQUIRIES
MANAGEMENT'S DISCUSSION

                       COMPARISON OF CERTAIN INFORMATION
                              REGARDING THE FUNDS

     The following chart is provided to show a comparison of certain key attributes of Premium Bond with Diversified Bond. For additional information about the funds, see the section titled "Information About the Funds" starting at page ___ below.

                             Premium Bond                       Diversified Bond

Type of Fund
Investment Objective         Same as Diversified Bond           Seeks a high level of income by
                                                                investing primarily in non-money
                                                                market debt securities

Investment Policies          Same as Diversified Bond           Invests primarily in high- and
                                                                medium-grade, non-money market
                                                                debt securities payable in
                                                                U.S. or foreign currencies,
                                                                which may include corporate
                                                                bonds and notes, government
                                                                securities, and securities
                                                                backed by mortgages or
                                                                other assets.

Weighted Average             Same as Diversified Bond           3.5 years or longer
Portfolio Maturity

Credit Quality               Same as Diversified Bond           High- and medium-grade

Total Expense Ratio          0.45%                              Investor Class        0.65%
                                                                Advisor Class         0.90%
                                                                Institutional Class   0.45%

Distribution Policy          Same as Diversified Bond           Distributions from net income are
                                                                paid monthly. Distributions of
                                                                capital gains are paid annually.

Purchases and Exchanges      Same as Diversified Bond           See pages 9-12 of the Investor and
                                                                Institutional Class Prospectuses
                                                                and pages 9-10 of the Advisor Class
                                                                Prospectus

Redemption Policies          Same as Diversified Bond           See pages 9-12 of the Investor and
                                                                Institutional Class Prospectuses
                                                                and pages 9-11 of the Advisor Class
                                                                Prospectus

Investment Advisor           American Century Investment        ACIM
                             Management, Inc. ("ACIM")

Transfer Agent               American Century Services          ACSC
                             Corporation ("ACSC")

Distributor                  American Century Investment        ACIS
                             Services, Inc. ("ACIS")

Custodians                   J.P. Morgan Chase and Co.          J.P. Morgan Chase and Co.
                             and Commerce Bank, N.A.            and Commerce Bank, N.A.

Independent Auditors         Deloitte & Touche LLP              PricewaterhouseCoopers LLP

                       COMPARISON OF CERTAIN INFORMATION
                              REGARDING THE FUNDS

     The following chart is provided to show a comparison of certain key attributes of Bond with Diversified Bond. For additional information about the funds, see the section titled "Information About the Funds" starting at page ___
below.

                             Bond                               Diversified Bond

Type of Fund
Investment Objective         Seeks income from investments      Seeks a high level of income by
                             in corporate bonds and other       investing primarily in non-money
                             debt obligations.                  market debt securities

Investment Policies          Invests primarily in quality       Invests primarily in high- and
                             debt securities, and may invest    medium-grade, non-money market
                             up to 15% of net assets in         debt securities payable in U.S.
                             securities rated in the fifth      or foreign currencies, which may
                             highest credit quality category.   include corporate bonds and notes,
                                                                government securities, and
                                                                securities backed by mortgages or
                                                                other assets.

Weighted Average             8 - 20 years                       3.5 years or longer
Portfolio Maturity

Credit Quality               AAA - BB                           High- and medium-grade

Total Expense Ratio          Investor Class  0.80%              Investor Class        0.65%
                             Advisor Class   1.05%              Advisor Class         0.90%
                                                                Institutional Class   0.45%

Distribution Policy          Same as Diversified Bond           Distributions from net income are
                                                                paid monthly. Distributions of
                                                                capital gains are paid annually.

Purchases and Exchanges      Same as Diversified Bond           See pages 9-12 of the Investor and
                                                                Institutional Class Prospectuses
                                                                and pages 9-10 of the Advisor Class
                                                                Prospectus

Redemption Policies          Same as Diversified Bond           See pages 9-12 of the Investor and
                                                                Institutional Class Prospectuses
                                                                and pages 9-11 of the Advisor Class
                                                                Prospectus

Investment Advisor           Same as Diversified Bond           American Century Investment
                                                                Management, Inc. ("ACIM")

Transfer Agent               Same as Diversified Bond           American Century Services
                                                                Corporation ("ACSC")

Distributor                  Same as Diversified Bond           American Century Investment
                                                                Services, Inc. ("ACIS")

Custodians                   Same as Diversified Bond           J.P. Morgan Chase and Co.
                                                                and Commerce Bank, N.A.

Independent Auditors         Deloitte & Touche LLP              PricewaterhouseCoopers LLP

                       COMPARISON OF CERTAIN INFORMATION
                              REGARDING THE FUNDS

     The following chart is provided to show a comparison of certain key attributes of Intermediate-Term Bond with Diversified Bond. For additional information about the funds, see the section titled "Information About the
Funds" starting at page ___ below.

                             Intermediate-Term Bond             Diversified Bond

Type of Fund
Investment Objective         Seeks income from investments      Seeks a high level of income by
                             in corporate bonds and other       investing primarily in non-money
                             debt obligations.                  market debt securities

Investment Policies          Invests primarily in quality       Invests primarily in high- and
                             debt securities, and may invest    medium-grade, non-money market debt
                             up to 15% of net assets in         securities payable in U.S. or foreign
                             securities rated in the fifth      currencies, which may include
                             highest credit quality category.   corporate bonds and notes, government
                                                                securities, and securities backed by
                                                                mortgages or other assets.

Weighted Average             3 - 10 years                       3.5 years or longer
Portfolio Maturity

Credit Quality               AAA - BB                           High- and medium-grade

Total Expense Ratio          Investor Class  0.75%              Investor Class        0.65%
                             Advisor Class   1.00%              Advisor Class         0.90%
                                                                Institutional Class   0.45%

Distribution Policy          Same as Diversified Bond           Distributions from net income are
                                                                paid monthly. Distributions of
                                                                capital gains are paid annually.

Purchases and Exchanges      Same as Diversified Bond           See pages 9-12 of the Investor and
                                                                Institutional Class Prospectuses
                                                                and pages 9-10 of the Advisor Class
                                                                Prospectus

Redemption Policies          Same as Diversified Bond           See pages 9-12 of the Investor and
                                                                Institutional Class Prospectuses
                                                                and pages 9-11 of the Advisor Class
                                                                Prospectus

Investment Advisor           Same as Diversified Bond           American Century Investment
                                                                Management, Inc. ("ACIM")

Transfer Agent               Same as Diversified Bond           American Century Services
                                                                Corporation ("ACSC")

Distributor                  Same as Diversified Bond           American Century Investment
                                                                Services, Inc. ("ACIS")

Custodians                   Same as Diversified Bond           J.P. Morgan Chase and Co. and
                                                                Commerce Bank, N.A.

Independent Auditors         Deloitte & Touche LLP              PricewaterhouseCoopers LLP

PRIMARY FEDERAL INCOME TAX CONSEQUENCES

     The exchange of Premium Bond, Bond, or Intermediate-Term Bond shares for
Diversified Bond shares in the reorganization will be tax-free to shareholders of Premium Bond, Bond, Intermediate-Term Bond and Diversified Bond. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for shareholders for federal income tax purposes.  A shareholder's aggregate tax basis and holding period for Diversified Bond shares received in the reorganization will be identical to the aggregate tax basis and holding period for the Premium Bond, Bond, or Intermediate-Term Bond shares exchanged in the transaction.  The tax consequences of the reorganization are described
in more detail on page   of this Combined Prospectus/Proxy Statement.

RISK FACTORS

     Your Board of Directors does not believe that the reorganization exposes shareholders of Diversified Bond to any new or different risks than they are exposed to as shareholders of Premium Bond, Bond, or Intermediate-Term Bond. For
a discussion of the various investment policies, approaches and procedures of
Diversified Bond, and the risks associated therewith, please see the accompanying Prospectus beginning at page 4.

TRANSACTION AND OPERATING EXPENSE INFORMATION

     The information below compares various shareholder transaction and annual fund operating expenses of Premium Bond as of its most recent fiscal year end
(March 31, 2001) and Bond and Intermediate-Term Bond. After the reorganization, the expense levels of the surviving fund will be the same as those shown for
Diversified Bond.

INVESTOR CLASS

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                            Management    Distribution and        Other          Total Annual Fund
                            Fee           Service (12b-1) Fees    Expenses(1)    Operating Expenses

Premium Bond                0.45%         None                    0.00%          0.45%
Intermediate-Term Bond      0.75%         None                    0.00%          0.75%
Bond                        0.80%         None                    0.00%          0.80%

(1) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                 1 year       3 years       5 years       10 years

Premium Bond                     $46          $144          $252          $566
Intermediate-Term Bond           $76          $239          $416          $928
Bond                             $82          $255          $443          $987

CALLOUTS

[graphic of hand pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

ADVISOR CLASS

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                           Management    Distribution and            Other          Total Annual Fund
                           Fee           Service (12b-1) Fees (1)    Expenses(2)    Operating Expenses

Intermediate-Term Bond     0.50%         0.50%                       0.00%          1.00%
Bond                       0.55%         0.50%                       0.00%          1.05%

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 15.

(2) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                 1 year       3 years       5 years       10 years

Intermediate-Term Bond           $102         $318          $551          $1,219
Bond                             $107         $333          $577          $1,277

CALLOUTS

[graphic of hand pointing index finger]
When purchasing through a financial intermediary you may be charged a fee.

[graphic of hand pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Diversified Bond Investor Class

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     Management     Distribution and         Other           Total Annual Fund
                     Fee(1)         Service (12b-1) Fees     Expenses(2)     Operating Expenses

Diversified Bond     0.65%          None                     0.00%           0.65%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                        1 year       3 years      5 years      10 years

Diversified Bond        $66          $208         $362         $809

CALLOUT

[graphic of hand pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Diversified Bond Advisor Class

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     Management     Distribution and         Other           Total Annual Fund
                     Fee(1)         Service (12b-1) Fees     Expenses(2)     Operating Expenses

Diversified Bond     0.40%          0.50%                    0.00%           0.90%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses, which  include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                        1 year       3 years      5 years      10 years

Diversified Bond        $92          $286         $497         $1,104

CALLOUT

[graphic of hand pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Diversified Bond Institutional Class

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     Management     Distribution and         Other           Total Annual Fund
                     Fee(1)         Service (12b-1) Fees     Expenses(2)     Operating Expenses

Diversified Bond     0.45%          None                     0.00%           0.45%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses, which  include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                       1 year       3 years      5 years      10 years

Diversified Bond       $46          $144         $252         $566

CALLOUT

[graphic of hand pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

             ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION

SUMMARY OF PLAN OF REORGANIZATION

     Subject to receipt of shareholder approval, the reorganization will be carried out pursuant to the terms of the Agreement and Plan of Reorganization between the funds. Consummation of the reorganization is contingent upon approval by the shareholders of Premium Bond, Bond, and Intermediate-Term Bond.
The following is a brief summary of some of the important terms of that
Agreement.

     EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the "Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on November 30, 2001, but before (or as of) the opening of business on December 3, 2001. However, the Agreement gives the officers of the funds the flexibility to choose another date.

     EXCHANGE OF ASSETS. After the close of business on November 30, 2001 each fund will determine the value of its assets and liabilities in the same manner as described on page 13 in the Diversified Bond Investor or Institutional Class
Prospectus and on page 12 in the Advisor Class Prospectus. The assets and liabilities of each of Premium Bond, Bond, and Intermediate-Term Bond will then be transferred to Diversified Bond in exchange for that number of full and fractional shares (rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange from each fund.

     LIQUIDATING DISTRIBUTIONS AND TERMINATION. Immediately after the exchange of their assets for the Diversified Bond shares, Premium Bond, Bond, and
Intermediate-Term Bond will each distribute pro rata all of the shares received in the exchange to their respective shareholders of record at the Effective
Time. All of the outstanding shares of Premium Bond, Bond, and Intermediate-Term
Bond will be redeemed and canceled and their stock books closed. As a result,
Premium Bond shareholders, Bond shareholders, and Intermediate-Term Bond shareholders will become shareholders of Diversified Bond.

     SHAREHOLDER APPROVAL. Consummation of the reorganization requires and is contingent upon the approval of Premium Bond, Bond, and Intermediate-Term Bond shareholders.

     REPRESENTATIONS AND WARRANTIES. The Agreement contains representations and warranties made by Premium Bond, Bond, and Intermediate-Term Bond to Diversified
Bond concerning each fund's respective formation and existence under applicable state law, each fund's respective power to consummate the reorganization, each fund's respective qualification as a "regulated investment company" under applicable tax law, the registration of each fund's shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

     CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization that benefit each fund. The conditions to closing the reorganization include (i) that Premium Bond, Bond, and Intermediate-Term Bond shareholders approve the proposed reorganization, (ii) that all representations of the funds be true in all material respects, (iii) receipt of the tax opinion described on page __ below under the caption "Federal Income Tax Consequences,"
and (iv) such other matters as are customary in a reorganization of this type.

     TERMINATION OF AGREEMENT. The Agreement may be terminated by a fund as a result of a failure by another fund to meet one of its conditions to closing, or by mutual consent.

     GOVERNING LAW. The Agreement states that it is to be interpreted under
Massachusetts law, the state of organization of Diversified Bond.

DESCRIPTION OF THE SECURITIES OF DIVERSIFIED BOND

     Diversified Bond is a series of shares offered by American Century
Investment Trust. Each series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

     American Century Investment Trust is a Massachusetts business trust, which means its activities are overseen by a Board of Trustees rather than a Board of
Directors. The function of the Board of Trustees is the same as the function of a Board of Directors.

     Diversified Bond currently offers three classes of shares, the Investor
Class, the Advisor Class, and the Institutional Class, although it may offer additional classes in the future. The Investor Class of shares of Diversified
Bond has no up-front charges, commissions or 12b-1 fees.  The Advisor and
Institutional Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. In addition to the management fee, however, the Advisor
Class shares are subject to a 0.50% 12b-1 fee to pay for shareholder services and distribution costs.

     Your Board of Directors believes there are no material differences between the rights of a Premium Bond, Bond, or Intermediate-Term Bond shareholder and the rights of a Diversified Bond shareholder. Each share, irrespective of series or class of a series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of a series affected. Matters affecting only one class of a series are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

     Unless required by the Investment Company Act of 1940, it is not necessary for Diversified Bond to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees or the appointment of auditors. However, pursuant to each fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION

     The Reorganization is part of a broader restructuring program proposed by
American Century Investment Management, Inc. ("ACIM") to respond to changing industry conditions and investor needs and desires in the fixed-income area. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers have expanded the range of fixed-income fund offerings that they make available to investors in an effort to meet and anticipate the growing and changing needs and desires of an increasingly large and dynamic group of investors. The family of no-load funds advised by ACIM has followed this pattern. With this expansion, however, has come increased complexity and competition among fixed-income mutual funds, as well as increased confusion among investors.

     As a result, ACIM has sought ways to restructure and streamline the management and operations of the funds it advises. ACIM believes and has advised the Board of Trustees that the consolidation of certain ACIM-advised funds would benefit fund shareholders. ACIM has, therefore, proposed the consolidation of a number of no-load ACIM-advised funds that ACIM believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the American Century family of funds. Consolidation plans are proposed for other American Century funds that have not gathered enough assets to operate efficiently and, therefore, face the risk of closure and resulting tax liability for many shareholders. ACIM believes that these consolidations may help to enhance investment performance and increase efficiency of operations.

     ACIM recommended to the Board of Directors that, among other reasons, because the current market demand for bond funds is generally weak and Premium
Bond, Bond, and Intermediate-Term Bond are managed very similarly, the funds should be combined to establish a larger fund that has substantially similar investment policies. As part of its analysis, the Board of Directors recognized that a large fund may be able to realize certain potential cost savings that could benefit the shareholders of the funds if the Reorganization is completed.
The Reorganization was also recommended to combine similar funds in an effort to eliminate duplication of expenses and internal competition. The Board of
Directors reviewed the expense ratios of each fund and the projected expenses of the combined fund; the comparative investment performance of the funds; the compatibility of the investment objectives, policies, restrictions and investments of the funds; the benefits that may result to ACIM and its affiliates if the Reorganization is consummated; and the tax consequences of the
Reorganization. The Board of Directors also noted that the same portfolio management team manages both funds. During the course of its deliberations, the
Board of Directors noted that the expenses of the Reorganization will be borne by ACIM.

     The Board of Directors concluded that the Reorganization is in the best interests of the shareholders of Premium Bond, Bond, and Intermediate-Term Bond,
and that no dilution of value would result to the shareholders of the funds from the Reorganization. The Board of Directors, including those who are not
"interested persons" (as defined in the 1940 Act), approved the Plan and recommended that shareholders of Premium Bond, Bond, and Intermediate-Term Bond
vote to approve the Reorganization.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE
FOR THE PLAN.

FEDERAL INCOME TAX CONSEQUENCES

     Consummation of the reorganization is subject to the condition that we receive a tax opinion to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, Premium Bond, Bond, Intermediate-Term
Bond, or Diversified Bond, (ii) your basis in the Diversified Bond shares that you receive will be the same in the aggregate as your basis in the Premium Bond,
Bond, or Intermediate-Term Bond shares held by you immediately prior to the reorganization, and (iii) your holding period for the Diversified Bond shares will include your holding period for your Premium Bond, Bond, or
Intermediate-Term Bond shares.

     We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the tax opinion referred to above. That opinion is not binding on the IRS and does not preclude it from taking a contrary position. The opinion does not cover state or local taxes and you should consult your own advisers concerning the potential tax consequences.

     The Agreement and Plan of Reorganization provides that Premium Bond, Bond, and Intermediate-Term Bond each will declare and pay dividends prior to the reorganization which, together with all previous dividends, are intended to have the effect of distributing to their respective shareholders all undistributed ordinary income and net realized capital gains earned up to and including the
Effective Time of the reorganization. The distributions are necessary to ensure that the reorganization will not create adverse tax consequences for Premium
Bond, Bond, or Intermediate-Term Bond. The distributions generally will be taxable to shareholders to the extent ordinary income and capital gains distributions are taxable to such shareholders.

CAPITALIZATION

                                                                                            Diversified Bond
                               Premium Bond    Intermediate-Term Bond        Bond          Pro Forma Combining
Investor Class
  Net Assets                   $140,497,492         $39,823,009          $117,627,887          $157,450,896
  Shares Outstanding             13,886,669           3,970,883            12,509,875            15,555,413
  Net Asset Value Per Share          $10.12              $10.03                 $9.40                $10.12

Advisor Class
  Net Assets                            N/A          $3,603,795            $4,588,872            $8,192,667
  Shares Outstanding                    N/A             359,346               488,032               809,460
  Net Asset Value Per Share             N/A              $10.03                 $9.40                $10.12

Institutional Class
  Net Assets                            N/A                 N/A                   N/A          $140,497,492
  Shares Outstanding                    N/A                 N/A                   N/A            13,886,669
  Net Asset Value Per Share             N/A                 N/A                   N/A                $10.12

                          INFORMATION ABOUT THE FUNDS

     Complete information about Diversified Bond, Premium Bond, Bond, and
Intermediate-Term Bond is contained in their Prospectuses.  The Diversified Bond
Prospectus is included with this Prospectus/Proxy Statement.  A copy of the
Premium Bond, Bond, and Intermediate-Term Bond Prospectuses may be obtained by calling us at 1-800-331-8331.  The content of the Diversified Bond, Premium
Bond, Bond, and Intermediate-Term Bond Prospectuses is incorporated into this document by reference.  Below is a list of types of information about the funds and the pages in the Prospectuses where the information can be found.

INFORMATION ABOUT THE              CAN BE FOUND ON THE
FOLLOWING ITEMS                    FOLLOWING PAGES
---------------------------------  ------------------------------------------------------------------------------------
                                   Premium           Diversified      Diversified       Diversified
                                   Bond              Bond             Bond              Bond
                                   Investor          Institutional    Investor          Advisor
                                   Class             Class            Class             Class

An Overview of the Funds           2                 2                2                 2
Fees and Expenses                  4                 3                3                 3
Objectives, Strategies and Risks   5-6               4                4                 4
Management                         9-10              7-8              7-8               7-8
Investing with American Century    11-14             9-12             9-12              9-11
Share Price and Distributions      15                13               13                12
Taxes                              17                14-15            14-15             13-14
Multiple Class Information         N/A               16               16                15
Financial Highlights               19, 22            N/A              N/A               N/A

INFORMATION ABOUT THE              CAN BE FOUND ON THE
FOLLOWING ITEMS                    FOLLOWING PAGES
---------------------------------  ------------------------------------------------------------------------------------
                                                                Diversified      Diversified    Diversified
                                   Bond         Bond            Bond             Bond           Bond
                                   Investor     Advisor         Investor         Advisor        Institutional
                                   Class        Class           Class            Class          Class

An Overview of the Funds           2            2               2                2              2
Fees and Expenses                  4            4               3                3              3
Objectives, Strategies and Risks   5            5               4                4              4
Management                         8-9          8-9             7-8              7-8            7-8
Investing with American Century    10-13        10-11           9-12             9-12           9-11
Share Price and Distributions      14           12              13               13             12
Taxes                              15-16        13-14           14-15            14-15          13-14
Multiple Class Information         17           15              16               16             15
Financial Highlights               18, 21       16, 19          N/A              N/A            N/A

INFORMATION ABOUT THE              CAN BE FOUND ON THE
FOLLOWING ITEMS                    FOLLOWING PAGES
---------------------------------  ------------------------------------------------------------------------------------
                                   Intermediate-Term    Intermediate-Term    Diversified   Diversified   Diversified
                                   Bond                 Bond                 Bond          Bond          Bond
                                   Investor             Advisor              Investor      Advisor       Institutional
                                   Class                Class                Class         Class         Class

An Overview of the Funds           2                    2                    2             2             2
Fees and Expenses                  4                    4                    3             3             3
Objectives, Strategies and Risks   5                    5                    4             4             4
Management                         8-9                  8-9                  7-8           7-8           7-8
Investing with American Century    10-13                10-11                9-12          9-12          9-11
Share Price and Distributions      14                   12                   13            13            12
Taxes                              15-16                13-14                14-15         14-15         13-14
Multiple Class Information         17                   15                   16            16            15
Financial Highlights               18, 20               16, 18               N/A           N/A           N/A

FUNDAMENTAL INVESTMENT POLICIES

     Fundamental investment policies contained in the Diversified Bond Statement of Additional Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

     This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of Premium Bond,
Bond, and Intermediate-Term Bond. Proxies may be solicited by officers and employees of the investment advisor of the funds, their affiliates and employees. American Century Investment Management, Inc. has hired Alamo Direct to act as proxy solicitor for the reorganization. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or other electronic means, or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/Proxy
Statement and proxy card. If you have any questions regarding voting your shares or the proxy, please call us at 1-800-331-8331.  For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext.
5004.

VOTING AND REVOCATION OF PROXIES

     The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope.
If you have access to the Internet, you can vote online, by accessing the website listed on the proxy card (you will need the control number that appears on the right-hand side of your proxy card). In addition, you may vote by faxing both sides of the completed proxy card to the toll-free number listed on the proxy card. Your prompt response will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation efforts. If you return your proxy to us, we will vote it EXACTLY as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of
Directors and vote "FOR" the reorganization.

     Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a written notice of revocation, or a subsequently executed proxy, or by attending the meeting and voting in person.

RECORD DATE

     Only Premium Bond, Bond, and Intermediate-Term Bond shareholders of record at the close of business on August 10, 2001 will be entitled to vote at the meeting. The number of outstanding votes entitled to vote at the meeting or any adjournment of the meeting as of the close of business on July 20, 2001 is:

         Premium Bond    Bond   Intermediate-Term Bond

     Because the record date is August 10, 2001, the total number of votes at the meeting may be different.

QUORUM

     A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Shareholders Meeting is
50% of the outstanding shares of Bond and 50% of the outstanding shares of
Intermediate-Term Bond entitled to vote at the meeting, and 33 1/3% of the outstanding shares of Premium Bond entitled to vote at the meeting. Shares may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote FOR the Agreement and Plan of
Reorganization in favor of such adjournments, and will vote those proxies for which they are required to vote AGAINST such proposals against any such adjournments.

SHAREHOLDER VOTE REQUIRED

     The Agreement and Plan of Reorganization must be approved by the holders of a majority of the outstanding votes of each class of Premium Bond, Bond, and
Intermediate-Term Bond present at the meeting in person or by proxy in accordance with the provisions of each fund's Articles of Incorporation and the requirements of the Investment Company Act of 1940. The term "majority of the outstanding shares" means more than 50% of its outstanding shares present at the meeting in person or by proxy.

     In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote against the Agreement and Plan of
Reorganization.

     Approval of the reorganization by shareholders of Diversified Bond is not being solicited because their approval is not legally required.

COST OF PROXY SOLICITATION

     The cost of the proxy solicitation and shareholder meeting will be borne by
American Century Investment Management, Inc. and NOT by the shareholders of the funds.

CERTAIN SHAREHOLDERS

     The following tables list, as of July 20, 2001, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of any class of Premium Bond, Bond,
Intermediate-Term Bond, or Diversified Bond. The percentage of shares to be owned after consummation of the reorganization is based upon their holdings and the outstanding shares of the funds on July 20, 2001. Beneficial ownership information is not required to be disclosed to the funds, so to the extent that information is provided below, it is done so using the best information that the funds have been provided.

                               NUMBER OF      PERCENT OF   PERCENT OWNED AFTER
SHAREHOLDER NAME AND ADDRESS   SHARES OWNED   OWNERSHIP    REORGANIZATION
-----------------------------  -------------  -----------  ---------------------
-----------------------------  -------------  -----------  ---------------------
-----------------------------  -------------  -----------  ---------------------

     At July 20, 2001, the directors and officers of the issuers of Premium
Bond, Bond, or Intermediate-Term Bond, as a group, owned less than 1% of the outstanding shares of Premium Bond, Bond, or Intermediate-Term Bond, respectively. At July 20, 2001, the trustees and officers of the issuer of
Diversified Bond, as a group, owned less than 1% of the outstanding shares of
Diversified Bond.

APPRAISAL RIGHTS

     Shareholders of Premium Bond, Bond, and Intermediate-Term Bond are not
entitled to any rights of share appraisal under the funds' respective Articles of Incorporation, or under the laws of the State of Maryland or Delaware.

     Shareholders have, however, the right to redeem their Premium Bond, Bond, and Intermediate-Term Bond shares until the reorganization. Thereafter, shareholders may redeem the Diversified Bond shares they received in the reorganization at Diversified Bond's net asset value as determined in accordance with its then-current prospectus.

ANNUAL MEETINGS

     Diversified Bond does not intend to hold annual meetings of shareholders.
Shareholders of Diversified Bond have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the shareholders of record of 10% or more of the fund's votes. To the extent required by law, American Century Investment Trust will assist in shareholder communications on such matters.

     Premium Bond, Bond, and Intermediate-Term Bond do not intend to hold an annual meeting of shareholders this year for the election of directors or the ratification of the appointment of auditors.

                             ADDITIONAL INFORMATION

     Information about Premium Bond is incorporated into this document by reference from its Prospectus and Statement of Additional Information, each dated August 1, 2001, information about Bond and Intermediate-Term Bond is incorporated into this document by reference from their Prospectus dated March
1, 2001 and Statement of Additional Information dated May 1, 2001, and information about Diversified Bond is incorporated into this document by reference from its Prospectus and Statement of Additional Information, each dated August 20, 2001.  A copy of the Diversified Bond Prospectus accompanies this document, and a copy of the fund's Statement of Additional Information may be obtained without charge by calling one of our Investor Services
Representatives at 1-800-331-8331. You may also obtain copies of the Premium
Bond, Bond, and Intermediate-Term Bond Prospectuses and Statements of Additional
Information without charge by calling us at 1-800-331-8331.

     Reports and other information filed by Premium Bond, Bond,
Intermediate-Term Bond, and Diversified Bond may be inspected and copied at the
Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W.,
Washington, D.C. 20549, and copies of such materials may be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information
Services, Securities and Exchange Commission, Washington, D.C. 20549, at
prescribed rates. This information may also be obtained from the EDGAR database at www.sec.gov, or by email request at publicinfo@sec.gov.

                                   LITIGATION

     Premium Bond, Bond, Intermediate-Term Bond and Diversified Bond are not
involved in any litigation or proceeding.

                                 OTHER BUSINESS

     The Board of Directors is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the directors' intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to us at the address or telephone number set forth on the cover page of this Combined Prospectus/Proxy Statement.

     SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN EACH ENCLOSED PROXY AND RETURN
IT IN THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY CARD EVEN IF YOU ARE
PLANNING TO ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED
STATES.

                            MANAGEMENT'S DISCUSSION
                              OF FUND PERFORMANCE
                                  PREMIUM BOND

     Provided that the reorganization is approved by shareholders, Diversified
Bond will inherit the performance history of Premium Bond. Accordingly, the following are excerpts of management's discussion of fund performance from the
Premium Bond Annual Report dated March 31, 2001. For a complete copy of the
Premium Bond report, please call us at 1-800-331-8331.

                               REPORT HIGHLIGHTS

*  Very favorable conditions in the U.S. bond market propelled Premium
   Bond, its benchmark, and its peer group to exceptional returns.

*  As you'd expect during a powerful bond rally, the fund's yield fell, but it was still competitive.

*  The main difference between the performance of Premium Bond and its benchmark was fund expenses.

*  Relatively low fund expenses, plus a relatively smaller weighting in corporate securities compared with the other funds in its Lipper category, helped Premium Bond outperform the average return of the category.

*  Reflecting the composition of the U.S. bond market and Premium Bond's benchmark, the fund's largest weighting for much of the year was in mortgage-backed securities.

*  The portfolio's largest overweight compared with its benchmark was in corporates, and the biggest underweight was in Treasurys.

*  Given current economic conditions and the bond market outlook, our sector valuation preferences  suggest heavier weightings incorporates and mortgages and lighter in Treasurys.

               PREMIUM BOND(1)

   Total Returns:           AS OF 3/31/01
      6 Months                      7.37%(2)
      1 Year                       12.03%
    30-Day SEC Yield:               5.75%
    Net Assets:            $140.5 Million
    Inception Date:                4/1/93

   Ticker Symbol:

   (1) Investor Class.
   (2) Not annualized.

                               OUR MESSAGE TO YOU

[Photo of James E. Stowers, Jr. and James E. Stowers III]

     Economic and financial market conditions have changed dramatically since our last annual report to you. A year ago, a booming economy, inflation fears, and rising interest rates had created a difficult environment for U.S. bonds.

     By contrast, conditions became almost ideal for investment-grade bonds during the year ended March 31, 2001. Higher interest rates a year ago slowed the economy dramatically, particularly the technology and manufacturing sectors. Bonds rallied strongly as stock prices and interest rates fell.

     The rally boosted Premium Bond to its highest fiscal year total return since the fund's inception in 1993. The fund's investment team reviews economic and market conditions as well as the fund's strategy and performance below.

     The sudden change in the financial climate also reminded investors about the value of diversification. Risk reduction was easy to ignore during the extended stock rally from 1995 to 2000 but last year reminded everyone that downturns still occur. Investors who are sensitive to overall portfolio volatility should keep some fixed-income securities in their portfolios to absorb the shocks that changing economic conditions can bring.

     Turning to corporate matters, we're proud to announce that for the second consecutive year, American Century's fund performance reports, like this one, earned the Communications Seal from DALBAR, Inc., an independent financial services research firm. The Seal recognizes communications excellence in the industry.

     What's more, American Century made Fortune Magazine's list of the "100
Best Companies to Work for in America" for the second year in a row. This is important for us because we think it demonstrates our commitment to attract and retain the best people to serve our shareholders. We believe that ultimately our success, and that of our investors, is based on the quality of our "intellectual capital" - the collective wisdom of our investment and service professionals.

     As always, we appreciate your continued confidence in American Century.

Sincerely,

James E. Stowers, Jr.                 James E. Stowers III
Chairman of the Board and Founder     Co-Chairman of the Board

                      PERFORMANCE & PORTFOLIO INFORMATION

                                                         AVERAGE ANNUAL RETURNS
                                   6 MONTHS(1)    1 YEAR         3 YEARS         5 YEARS       LIFE OF FUND
TOTAL RETURNS AS OF
MARCH 31, 2001( (1))

Premium Bond                         7.37%        12.03%           6.31%           6.91%           6.40%
Lehman Aggregate Bond Index          7.37%        12.53%           6.88%           7.48%(3)        6.92%
A-Rated Corporate Debt Funds(2)
     Average Return                  6.87%        10.77%           5.35%           6.38%           6.16%(3)
     Fund's Ranking                  (--)      31 out of 180   22 out of 145   32 out of 116   21 out of 65(3)

The fund's inception date was 4/1/93.
(1)  Returns for periods less than one year are not annualized.
(2)  According to Lipper, Inc., an independent mutual fund ranking service.
(3)  Since 4/30/93, the date nearest the fund's inception for which return data are available.
(4)  According to Lipper Analytical Services.

YIELD AS OF MARCH 31, 2001               PORTFOLIO AT A GLANCE
30-Day SEC Yield     5.75%                                      3/31/01    3/31/00
                                         Number of Securities     127        133
                                         Weighted Average
                                            Maturity            8.8 yrs    8.5 yrs
                                         Average Duration       4.6 yrs    4.9 yrs
                                         Expense Ratio           0.45%      0.45%

                                 MANAGEMENT Q&A

An interview with Jeff Houston, a portfolio manager on the Premium Bond fund investment team.

HOW DID THE FUND PERFORM DURING THE YEAR ENDED MARCH 31, 2001?

     Very favorable conditions in the U.S. bond market propelled Premium Bond and its peer group (180 A-Rated Corporate Debt Funds tracked by Lipper Inc.) to exceptional returns.

     The fund returned 12.03% and the peer group's average gain was 10.77%.
Premium Bond's benchmark - the Lehman Brothers Aggregate Bond Index - rose
12.53%.

     By contrast, as of March 31, 2001, Premium Bond's average annual return since its April 1, 1993, inception was 6.40%, the peer group average's was
6.16%, and the benchmark's was 6.92%.

HOW DID THE FUND'S YIELD COMPARE?

     As you'd expect during a powerful bond rally, the yield fell but it was still competitive. As of March 31, 2001, the fund'' 30-day SEC yield was 5.75%, compared with 5.98% for the Lehman Brothers index and the 5.28% average yield of
Premium Bond's Lipper category.

PREMIUM BOND TRACKED THE PERFORMANCE OF ITS BENCHMARK PRETTY CLOSELY. WAS THE
DIFFERENCE MAINLY FUND EXPENSES?

     That's right. If you add 0.45% (the fund's expense ratio) to the fund's one-year return and yield as of March 31, 2001, you pretty much close the gap.

     However, Premium Bond's fund expenses are much lower than the average of the fund's Lipper category (1.07% as of March 31, 2001). That's helped the fund consistently beat the category's average return and rank in the top third.

WHEN YOU COMPARE THE FUND WITH ITS BENCHMARK AND LIPPER CATEGORY, WHAT ELSE
STANDS OUT?

     Premium Bond's similarity to its benchmark and its difference from the funds in its category. The funds in the Lipper category tend to favor corporate securities. By contrast, for much of Premium Bond's fiscal year, the fund and the Lehman Brothers index favored fixed-rate mortgage-backed securities, about
35% in each case as of March 31, 2001 (including the fund's commercial mortgage-backed securities, which are listed as part of the asset-backed securities holdings in this report). Premium Bond's and the index's corporate weightings as of March 31, 2001, were decidedly smaller - 29% and 22%
respectively.

     That worked out well because for much of the fiscal year, corporates underperformed. Supply and demand imbalances and negative perceptions of corporate financial health hurt the sector.

WHY WERE THE FUND AND THE BENCHMARK WEIGHTED MOST HEAVILY IN MORTGAGE-BACKED
SECURITIES (MBS)?

     MBS represented the largest sector (in terms of market value) of the taxable investment-grade U.S. bond market. The Lehman Brothers Aggregate Bond
Index mirrors the composition and performance of that market, as the S&P 500 does for U.S. stocks. We chose the Lehman index to be the benchmark for Premium
Bond because we wanted the fund to mirror the market.

     But Premium Bond isn't an index fund - its sector weightings don't have to match the benchmark's. Our investment approach is to look for the best values and yields, overweighting sectors that appear attractive and underweighting those that aren't.

     As of March 31, 2001, the largest sectors in the benchmark were MBS (35%),
Treasurys (25%), corporates (22%), and government agencys (11%). The fund's biggest under and overweights among these sectors were Treasurys (under, at 18%)
and corporates (over, at 29%).

WHY WAS PREMIUM BOND SO UNDERWEIGHT IN TREASURYS? DON'T THEY PERFORM WELL DURING
ECONOMIC DOWNTURNS?

     Treasurys often rally in anticipation of worsening economic conditions, not during the downturn itself. Just look at 2000 - most of the Fed's interest rate cuts were priced into the market well before the rate cuts actually began.

     Similarly, longer-maturity Treasury prices and yields often anticipate
Economic recoveries well before they're fully underway. That's why longer-term
Treasurys have underperformed in 2001 - their yields are already rising in anticipation of stronger economic growth and a greater threat of inflation by next year.

WHAT'S YOUR OUTLOOK FOR THE U.S. ECONOMY AND BOND MARKET?

     Some interesting events transpired in April as we were preparing this report - the Federal Reserve cut short-term interest rates for the fourth time this year, the U.S. stock market rallied, and economic data seemed to indicate that the manufacturing sector (hit worse by this economic downturn) was showing signs of recovery.

     However, given weakening global economic conditions and the financial difficulties still plaguing corporate America, we think the Fed will cut interest rates at least one more time by June 30 to stimulate growth.
Expectations of another cut and the economic rebound it might trigger caused the
Treasury yield curve to steepen further in April. That bodes better for corporates and other non-Treasury "spread" product than it does for long-maturity Treasurys.

SO YOUR OVERWEIGHTS AND UNDERWEIGHTS AS OF MARCH 31, 2001, ALREADY TOOK YOUR
OUTLOOK INTO ACCOUNT?

     That's right. We wanted to be overweight in spread product in anticipation of getting more income return for the remainder of this year rather than bond price appreciation. But we don't want to be too overweight in corporates because financial conditions are still somewhat unstable. And we don't want to overweight MBS because of the prepayment risk - low interest rates have triggered a mortgage refinancing wave that's causing MBS to effectively mature early and prepay investors.

     To address these risks, we've focused on big, defensive, and easily tradable names in the corporate market, and used high-rated commercial MBS to reduce our exposure to rising prepayments. And in response to inflation concerns, we'll still selectively hold Treasury inflation-indexed securities
(TIIS).

          TYPES OF INVESTMENTS IN THE PORTFOLIO (AS OF MARCH 31, 2001)
                         MORTGAGE-BACKED SECURITIES 29%
                              CORPORATE BONDS 29%
                          U.S. TREASURY SECURITIES 18%
                          ASSET-BACKED SECURITIES 13%
                        GOVERNMENT AGENCY SECURITIES 10%
                                    OTHER 1%

       PORTFOLIO COMPOSITION BY SECURITY TYPE (AS OF SEPTEMBER 30, 2000)
                         MORTGAGE-BACKED SECURITIES 35%
                              CORPORATE BONDS 34%
                          U.S. TREASURY SECURITIES 11%
                          ASSET-BACKED SECURITIES 11%
                        GOVERNMENT AGENCY SECURITIES 7%
                                    OTHER 2%

                      AMERICAN CENTURY MUTUAL FUNDS, INC.
                          American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                       AMERICAN CENTURY INVESTMENT TRUST
                          American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                      Statement of Additional Information

  2001 Special Meeting of Shareholders of American Century Mutual Funds, Inc.

    This Statement of Additional Information is not a prospectus but should be
read in conjunction with the Combined Proxy Statement/Prospectus dated   , 2001
for the Special Meeting of Shareholders to be held on November 16, 2001. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-331-8331.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy
Statement/Prospectus.

     Further information about Diversified Bond is contained in and incorporated herein by reference to its Statement of Additional Information dated August 20,
2001.  As a new fund, Diversified Bond did not have financial information as of the fiscal year end.

     Further information about Intermediate-Term Bond is contained in and incorporated herein by reference to its Statement of Additional Information dated May 1, 2001. The audited financial statements and related independent accountant's report for Intermediate-Term Bond contained in the Annual Report dated October 31, 2000 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

     Further information about Bond is contained in and incorporated herein by reference to its Statement of Additional Information dated May 1, 2001. The audited financial statements and related independent accountant's report for
Bond contained in the Annual Report dated October 31, 2000 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

     Further information about Premium Bond is contained in and incorporated herein by reference to its Statement of Additional Information dated August 1,
2001. The audited financial statements and related independent accountant's report for Premium Bond contained in the Annual Report dated March 31, 20001 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

     The date of this Statement of Additional Information is ____________.

TABLE OF CONTENTS

General Information
Pro Forma Financial Statements

GENERAL INFORMATION

     The shareholders of Intermediate-Term Bond, Bond, and Premium Bond are
being asked to approve or disapprove an Agreement and Plan of Reorganization
(the "Reorganization Agreement") dated as of   , 2001 between American Century
Mutual Funds, Inc., American Century Premium Reserves, Inc. and American Century
Investment Trust and the transactions contemplated thereby. The Reorganization
Agreement contemplates the transfer of substantially all of the assets and liabilities of Intermediate-Term Bond, Bond, and Premium Bond to Diversified
Bond in exchange for full and fractional shares representing interests in
Diversified Bond. The shares issued by Diversified Bond will have an aggregate net asset value equal to the aggregate net asset value of the shares of
Intermediate-Term Bond, Bond, and Premium Bond, respectively, that are outstanding immediately before the effective time of the Reorganization.

     Following the exchange, Intermediate-Term Bond, Bond, and Premium Bond will each make a liquidating distribution to its shareholders of the Diversified Bond shares received in the exchange. Each shareholder owning shares of
Intermediate-Term Bond, Bond or Premium Bond at the Effective Time of the
reorganization will receive shares of Diversified Bond of equal value, plus the right to receive any unpaid dividends that were declared before the Effective
Time of the Reorganization on the Intermediate-Term Bond, Bond, or Premium Bond
shares exchanged.

     The Special Meeting of Shareholders to consider the Reorganization
Agreement and the related transactions will be held at 10:00 a.m. Central time on November 16, 2001 at American Century Tower I, 4500 Main Street, Kansas City,
Missouri. For further information about the transaction, see the Combined Proxy
Statement/Prospectus.

Pro Forma Combining
American Century Intermediate-Term Bond Fund
American Century Bond Fund
Premium Bond Fund and
American Century Diversified Bond Fund

Premium Bond ("Fund 1") /  Intermediate-Term Bond ("Fund 2") / Bond ("Fund 3")
PROFORMA COMBINED SCHEDULE OF INVESTMENTS
(Unaudited) \
                                                       Proforma
       Fund 1          Fund 2         Fund 3           Combined
      Principal       Principal      Principal         Principal
       Amount          Amount         Amount            Amount      Security Description
----------------------------------------------------------------------------------------------------
CORPORATE BONDS - 33.6%
BANKS - 1.6%
   $    500,000    $    250,000   $    750,000    $    1,500,000    Bank of America Corp.,
                                                                    7.400%, 1/15/11
      1,100,000         500,000      1,500,000         3,100,000    Citigroup Inc., 7.250%,
                                                                    10/01/10
COMPUTER HARDWARE & BUSINESS MACHINES - 0.1%
              -               -        455,000           455,000    International Business
                                                                    Machines Corp., 7.125%,
                                                                    12/01/96
DEFENSE/AEROSPACE - 1.8%
        700,000         350,000      1,500,000         2,550,000    Alliant Energy Resources
                                                                    Inc., 7.375%, 11/09/09
        750,000         400,000      1,500,000         2,650,000    Raytheon Company,
                                                                    8.200%, 3/01/06
DEPARTMENT STORES - 0.1%
              -         200,000              -           200,000    Sears, Roebuck & Co. Inc.
                                                                    MTN, 8.290%, 6/10/02
DRUGS - 0.4%
      1,100,000               -              -         1,100,000    Cardinal Health Inc.,
                                                                    6.750%, 2/15/11
ELECTRICAL EQUIPMENT - 0.4%
        200,000         300,000              -           500,000    Anixter International Inc.,
                                                                    8.000%, 9/15/03
        500,000         300,000              -           800,000    Yorkshire Power Finance,
                                                                    Series B, 6.150%, 2/25/03
ELECTRICAL UTILITY - 4.1%
      1,000,000         450,000      1,500,000         2,950,000    Cilcorp, Inc., 8.700%,
                                                                    10/15/09
      1,300,000               -              -         1,300,000    Dominion Resources Inc.,
                                                                    6.000%, 1/31/03
      1,000,000         400,000      1,100,000         2,500,000    Dynegy Holdings Inc.,
                                                                    6.875%, 4/01/11
              -         300,000              -           300,000    Georgia Power Company,
                                                                    Series F, 5.75%, 1/31/2003
      2,000,000               -              -         2,000,000    Progress Energy Inc.,
                                                                    7.100%, 3/01/11
      1,400,000         400,000      1,200,000         3,000,000    Wisconsin Energy Corp.,
                                                                    6.500%, 4/01/11
ENERGY RESERVES & PRODUCTION - 2.2%
      1,500,000         500,000      1,500,000         3,500,000    Duke Energy Field
                                                                    Services, 7.875%, 8/16/10
      1,000,000         350,000      1,250,000         2,600,000    El Paso Corp. MTN,
                                                                    8.050%, 10/15/30
FINANCIAL SERVICES - 3.7%
      1,000,000         500,000      1,200,000         2,700,000    Associates Corp., N.A.,
                                                                    6.000%, 7/15/05
      1,500,000         400,000        800,000         2,700,000    Ford Motor Credit Co.,
                                                                    6.875%, 2/01/06
      1,000,000         300,000      1,500,000         2,800,000    Ford Motor Credit Co.,
                                                                    7.500%, 3/15/05
      1,000,000         350,000      1,300,000         2,650,000    Household Finance Corp.,
                                                                    6.500%, 1/24/06
FOOD & BEVERAGE - 0.7%
      1,000,000         200,000      1,000,000         2,200,000    Kellogg Co., 7.450%,
                                                                    4/01/31 (Acquired 3/26/01,
                                                                    Combined Cost $2,210,252)(1)
FOREST PRODUCTS & PAPER - 0.3%
        500,000         250,000              -           750,000    Abitibi-Consolidated Inc.,
                                                                    8.550%, 8/01/10
GAS & WATER UTILITIES - 1.7%
        500,000               -              -           500,000    Columbia Energy Group,
                                                                    6.800%, 11/28/05
              -               -      2,000,000         2,000,000    Columbia Energy Group,
                                                                    7.420%, 11/28/15
      1,000,000         300,000      1,100,000         2,400,000    KeySpan Corporation,
                                                                    7.250%, 11/15/05
GROCERY STORES - 1.6%
        750,000         300,000      1,000,000         2,050,000    Kroger Co., 7.650%, 04/15/07
      1,300,000         300,000      1,200,000         2,800,000    Safeway Inc., 6.150%, 03/01/06
HOTELS - 1.1%
        750,000         500,000      2,000,000         3,250,000    MGM Mirage, 8.500%, 09/15/10
                                                                    09/15/10
INDUSTRIAL PARTS - 0.2%
        750,000               -              -           750,000    Caterpillar Financial Services
                                                                    Corp., 5.900%, 09/10/02
INDUSTRIAL SERVICES - 1.1%
      1,550,000         500,000      1,250,000         3,300,000    Tyco International Group
                                                                    S.A., 6.375%, 2/15/06
INFORMATION SERVICES - 0.6%
        750,000         290,000      1,000,000         2,040,000    KPNQwest B.V., 8.125%,
     06/01/09
LIFE & HEALTH INSURANCE - 1.3%
              -               -      1,000,000         1,000,000    Delphi Financial Group,
                                                                    Inc., 9.310%, 3/25/27
              -               -      3,000,000         3,000,000    Lincoln National Corp.,
                                                                    9.125%, 10/01/04
MEDIA - 2.1%
      1,000,000         350,000      1,100,000         2,450,000    Comcast Cable Communications,
                                                                    8.375%, 05/01/07
              -               -      2,000,000         2,000,000    CSC Holdings Inc.,
                                                                    7.250%, 7/15/08
      1,300,000         500,000              -         1,800,000    CSC Holdings Inc.,
                                                                    7.625%, 7/15/18
MOTOR VEHICLES & PARTS - 0.1%
        350,000               -              -           350,000    General Motors Corp.,
                                                                    7.000%, 6/15/03
OIL SERVICES - 1.7%
      1,250,000         400,000      1,300,000         2,950,000    Anderson Exploration Ltd.,
                                                                    6.750%, 3/15/11
      1,000,000         300,000      1,000,000         2,300,000    TransOcean Sedco Forex,
                                                                    6.625%, 4/15/11 (Acquired
                                                                    3/30/01, Combined Cost $2,287,971)(1)(2)
RAILROADS - 0.7%
        500,000         200,000        600,000         1,300,000    Burlington Northern Santa
                                                                    Fe Corp., 6.750%, 3/15/29
      1,000,000               -              -         1,000,000    Norfolk Southern Corp.,
                                                                    6.950%, 5/01/02
REAL ESTATE INVESTMENT TRUST - 1.7%
      1,000,000         300,000      1,000,000         2,300,000    EOP Operating LP,
                                                                    6.750%, 2/15/08
              -               -      3,000,000         3,000,000    Spieker Properties, Inc.
                                                                    MTN, 7.580%, 12/17/01
SECURITIES & ASSET MANAGEMENT - 2.0%
      1,000,000         350,000              -         1,350,000    AXA Financial Inc.,
                                                                    7.750%, 8/01/10
      2,000,000         600,000      2,000,000         4,600,000    Merrill Lynch & Co., Inc.,
                                                                    7.250%, 7/26/02
TELEPHONE - 1.4%
      1,500,000         500,000      2,000,000         4,000,000    Qwest Capital Funding
                                                                    Inc., 7.750%, 8/15/06
                                                                    (Acquired 8/17/00, Combined Cost
                                                                    $3,996,120)(1)
WIRELESS TELECOMMUNICATIONS - 0.9%
      1,350,000         350,000      1,000,000         2,700,000    AT&T Wireless Services
                                                                    Inc., 7.875%, 3/01/11
                                                                    (Acquired 3/1/01-3/22/01,
                                                                    Combined Cost $2,710,514)(1)
TOTAL CORPORATE BONDS (Combined Cost $99,632,666)

MORTGAGE-BACKED SECURITIES(3) - 22.8%
        638,352               -              -           638,352    FHLMC Pool #C00553,
                                                                    7.000%, 9/01/27
        736,397         220,920              -           957,317    FHLMC Pool #C00578,
                                                                    6.500%, 1/01/28
        873,206               -      2,619,619         3,492,825    FHLMC Pool #C00731,
                                                                    6.500%, 3/01/29
      3,979,071               -              -         3,979,071    FHLMC Pool #C038971,
                                                                    6.500%, 6/01/29
        731,031         438,618      1,462,062         2,631,711    FHLMC Pool #C30060,
                                                                    7.500%, 8/01/29
        916,519               -              -           916,519    FHLMC Pool #C30257,
                                                                    7.000%, 8/01/29
              -               -      5,727,385         5,727,385    FHLMC Pool #C40679,
                                                                    7.000%, 7/01/30
         82,633               -              -            82,633    FHLMC Pool #D75034,
                                                                    8.500%, 10/01/26
              -         328,071              -           328,071    FHLMC Pool #E00279,
                                                                    6.500%, 2/01/09
        806,084               -              -           806,084    FHLMC Pool #E00724,
                                                                    7.000%, 6/01/14
        581,918               -              -           581,918    FHLMC Pool #E68523,
                                                                    6.500%, 12/01/12
              -               -      3,096,186         3,096,186    FHLMC Pool #E68681,
                                                                    6.000%, 1/01/13
        440,039                                          440,039    FHLMC Pool #E73566,
                                                                    7.000%, 11/01/13
              -         160,788              -           160,788    FHLMC Pool #G00907,
                                                                    7.000%, 2/01/28
              -               -      2,628,797         2,628,797    FNMA Pool #250452,
                                                                    6.500%, 1/01/26
        608,672         260,859      2,608,593         3,478,125    FNMA Pool #252211,
                                                                    6.000%, 1/01/29
        426,256               -              -           426,256    FNMA Pool #252212,
                                                                    6.500%, 1/01/29
      1,023,874               -              -         1,023,874    FNMA Pool #252213,
                                                                    6.000%, 1/01/14
        699,635               -              -           699,635    FNMA Pool #272894,
                                                                    6.000%, 2/01/09
      1,389,412         463,137              -         1,852,549    FNMA Pool #323980,
                                                                    6.000%, 4/01/14
        578,796               -              -           578,796    FNMA Pool #405425,
                                                                    7.000%, 12/01/27
      1,097,914               -              -         1,097,914    FNMA Pool #406904,
                                                                    7.500%, 4/01/28
              -         229,297              -           229,297    FNMA Pool #411821,
                                                                    7.000%, 1/01/28
      1,191,364               -              -         1,191,364    FNMA Pool #412562,
                                                                    6.500%, 1/01/28
        493,956         164,652              -           658,608    FNMA Pool #413812,
                                                                    6.500%, 1/01/28
      1,282,057               -              -         1,282,057    FNMA Pool #426069,
                                                                    7.000%, 5/01/28
        155,168               -              -           155,168    FNMA Pool #426130,
                                                                    6.000%, 5/01/13
        649,323               -              -           649,323    FNMA Pool #426773,
                                                                    6.000%, 7/01/13
              -         258,879              -           258,879    FNMA Pool #427913,
                                                                    6.000%, 5/01/13
              -         284,845              -           284,845    FNMA Pool #431837,
                                                                    7.000%, 6/01/28
        872,615               -              -           872,615    FNMA Pool #437421,
                                                                    6.000%, 9/01/28
        256,794         256,794              -           513,588    FNMA Pool #450619,
                                                                    6.000%, 12/01/28
              -               -      1,351,442         1,351,442    FNMA Pool #453124,
                                                                    6.000%, 12/01/13
        451,673               -              -           451,673    FNMA Pool #453956,
                                                                    6.000%, 12/01/28
              -               -      2,466,421         2,466,421    FNMA Pool #484698,
                                                                    6.000%, 2/01/14
        908,813         454,406              -         1,363,219    FNMA Pool #492315,
                                                                    6.500%, 4/01/29
              -               -      1,259,413         1,259,413    FNMA Pool #503915,
                                                                    7.000%, 7/01/29
              -               -        437,879           437,879    FNMA Pool #504748,
                                                                    7.000%, 7/01/29
        803,797         281,329      1,205,696         2,290,822    FNMA Pool #506995,
                                                                    7.500%, 7/01/29
        922,385         461,192              -         1,383,577    FNMA Pool #537234,
                                                                    7.000%, 5/01/30
      2,686,252       1,111,554      2,315,735         6,113,541    FNMA Pool #542599,
                                                                    7.500%, 8/01/30
              -         256,740              -           256,740    GNMA Pool #002202,
                                                                    7.000%, 4/20/26
        330,862               -              -           330,862    GNMA Pool #230356,
                                                                    7.500%, 8/20/17
        814,070               -              -           814,070    GNMA Pool #313107,
                                                                    7.000%, 11/15/22
         12,689               -              -            12,689    GNMA Pool #407141,
                                                                    9.250%, 2/15/25
         29,254               -              -            29,254    GNMA Pool #407254,
                                                                    9.250%, 3/15/25
        122,540               -              -           122,540    GNMA Pool #408099,
                                                                    8.750%, 3/15/25
        538,008               -              -           538,008    GNMA Pool #423061,
                                                                    8.000%, 6/15/27
        359,214               -              -           359,214    GNMA Pool #423986,
                                                                    8.000%, 8/15/26
         68,726               -              -            68,726    GNMA Pool #432437,
                                                                    7.500%, 4/15/27
        409,258         342,995              -           752,253    GNMA Pool #436277,
                                                                    6.500%, 3/15/28
        173,232               -              -           173,232    GNMA Pool #443782,
                                                                    7.500%, 11/15/27
        454,520               -              -           454,520    GNMA Pool #447692,
                                                                    7.500%, 5/15/27
         26,982               -              -            26,982    GNMA Pool #455126,
                                                                    6.500%, 5/15/28
        379,600         135,572              -           515,172    GNMA Pool #458862,
                                                                    7.500%, 2/15/28
      1,748,880               -              -         1,748,880    GNMA Pool #458887,
                                                                    6.500%, 5/15/28
         65,543               -              -            65,543    GNMA Pool #461011,
                                                                    7.500%, 11/15/27
        422,918               -              -           422,918    GNMA Pool #463891,
                                                                    6.500%, 5/15/28
        490,356         210,152              -           700,508    GNMA Pool #467626,
                                                                    7.000%, 2/15/28
        885,869         281,868              -         1,167,737    GNMA Pool #469811,
                                                                    7.000%, 12/15/28
        661,409               -              -           661,409    GNMA Pool #471859,
                                                                    7.000%, 4/15/28
              -         437,806              -           437,806    GNMA Pool #509502,
                                                                    8.000%, 12/15/29
        390,509         195,255              -           585,764    GNMA Pool #780412,
                                                                    7.500%, 8/15/26
TOTAL MORTGAGE-BACKED SECURITIES (Combined Cost $68,307,724)

U.S. TREASURY SECURITIES - 20.0%
      8,700,000       2,050,000      5,425,000        16,175,000    STRIPS - PRINCIPAL,
                                                                    5.970%, 11/15/27(4)
              -         650,000      2,200,000         2,850,000    U.S. Treasury Bonds,
                                                                    5.00%, 2/15/2011
      1,500,000         550,000      3,500,000         5,550,000    U.S. Treasury Bonds,
                                                                    6.375%, 8/16/27
              -         300,000              -           300,000    U.S. Treasury Bonds,
                                                                    6.500%, 11/15/26
      2,500,000         250,000              -         2,750,000    U.S. Treasury Bonds,
                                                                    8.000%, 11/15/21
              -         600,000              -           600,000    U.S. Treasury Bonds,
                                                                    9.125%, 5/15/18
      4,022,600         502,825      1,407,910         5,900,000    U.S. Treasury Inflation
                                                                    Indexed Bonds, 3.500%, 01/15/11
              -       1,000,000              -         1,000,000    U.S. Treasury Notes,
                                                                    4.625%, 2/28/03
      1,700,000               -              -         1,700,000    U.S. Treasury Notes,
                                                                    5.125%, 12/31/02
              -       1,000,000              -         1,000,000    U.S. Treasury Notes,
                                                                    5.500%, 1/31/03
      1,000,000               -              -         1,000,000    U.S. Treasury Notes,
                                                                    5.500%, 2/15/08
              -               -      1,500,000         1,500,000    U.S. Treasury Notes,
                                                                    5.625%, 5/15/01
      5,800,000       1,950,000     10,600,000        18,350,000    U.S. Treasury Notes,
                                                                    5.750%, 11/15/05
              -         350,000      1,350,000         1,700,000    U.S. Treasury Notes,
                                                                    6.625%, 5/15/07
      5,500,000       1,700,000      2,000,000         9,200,000    U.S. Treasury Notes,
                                                                    6.750%, 5/15/05
              -         300,000              -           300,000    U.S. Treasury Notes,
                                                                    7.875%, 11/15/04
TOTAL U.S. TREASURY SECURITIES (Combined Cost $59,890,633)

ASSET-BACKED SECURITIES(3) - 7.5%
        800,000               -              -           800,000    AmeriCredit Automobile
                                                                    Receivables Trust, Series
                                                                    1999 D, Class A3 SEQ,
                                                                    7.020%, 12/05/05
      1,000,000               -      1,500,000         2,500,000    BMW Vehicle Owner Trust,
                                                                    Series 1999 A, Class A3
                                                                    SEQ, 6.410%, 4/25/03
        995,039               -              -           995,039    Case Equipment Loan
                                                                    Trust, Series 1998 B, Class
                                                                    A4 SEQ, 5.920%, 10/15/05
      1,000,000               -              -         1,000,000    CIT RV Trust, Series 1997
                                                                    A, Class A6 SEQ, 6.350%,
                                                                    04/15/11
        750,000               -              -           750,000    CIT RV Trust, Series 1998
                                                                    A, Class A4 SEQ, 6.090%,
                                                                    02/15/12
      1,300,000         300,000              -         1,600,000    Countrywide Asset-Backed
                                                                    Certificates, Series 2001-1,
                                                                    Class AF3, 6.100%, 8/25/26
      1,000,000         350,000      1,000,000         2,350,000    Delta Air Lines Inc., Series
                                                                    2000-1, Class A1, 7.380%,
                                                                    05/18/10
              -         300,000      1,000,000         1,300,000    Detroit Edison
                                                                    Securitization Funding LLC,
                                                                    Series 2001-1, Class A4
                                                                    SEQ, 6.190%, 3/01/13
        636,999         297,266      1,698,665         2,632,930    Nationslink Funding Corp.,
                                                                    Series 1998-2, Class A1
                                                                    SEQ, 6.000%, 11/20/07
      1,250,000               -              -         1,250,000    Nationslink Funding Corp.,
                                                                    Series 1999-1, Class A2
                                                                    SEQ, 6.320%, 11/20/08
      1,250,000         250,000      1,000,000         2,500,000    PSE&G Transition Funding
                                                                    LLC, Series 2001-1, Class
                                                                    A5 SEQ, 6.450%, 3/15/13
      2,000,000         500,000      2,000,000         4,500,000    Residential Asset Securities
                                                                    Corp., Series 1999 KS3,
                                                                    Cl AI2, 7.080%, 09/25/20
TOTAL ASSET-BACKED SECURITIES (Combined Cost $22,177,789)

U.S. GOVERNMENT AGENCY SECURITIES - 5.6%
      2,000,000               -              -         2,000,000    FHLMC, 5.250%, 2/15/04
      1,000,000               -              -         1,000,000    FHLMC, 5.750%, 4/15/08
      1,000,000               -              -         1,000,000    FNMA MTN, 5.740%, 01/21/09
        500,000               -              -           500,000    FNMA MTN, 7.000%, 02/20/07
      1,100,000               -              -         1,100,000    FNMA, 5.250%, 1/15/09
      2,000,000         200,000        200,000         2,400,000    FNMA, 6.625%, 11/15/10
      3,000,000       2,000,000              -         5,000,000    FNMA, 7.125%, 2/15/05
      2,750,000         300,000              -         3,050,000    FNMA, Series B, 7.250%,
                                                                    01/15/10
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Combined Cost $16,376,603)

COLLATERALIZED MORTGAGE OBLIGATIONS(3) - 5.1%
      1,250,000         400,000      1,500,000         3,150,000    Chase Commercial
                                                                    Mortgage Securities Corp.,
                                                                    Series 1999 2, Class A2
                                                                    SEQ, 7.200%, 11/15/09
        840,115         420,058              -         1,260,173    First Union-Lehman
                                                                    Brothers Commercial Mortgage,
                                                                    Series 1998 C2, Class A1 SEQ,
                                                                    6.280%, 06/18/07
      1,000,000         350,000      1,500,000         2,850,000    First Union- Lehman
                                                                    Brothers-Bank of America
                                                                    Series 1998 C2, Class A2
                                                                    SEQ, 6.560%, 11/18/08
              -               -        314,983           314,983    FNMA REMIC, Series 1989-35,
                                                                    Class G, 9.500%, 07/25/19
      1,000,000         500,000              -         1,500,000    FNMA REMIC, Series
                                                                    1997-58, Class PB PAC,
                                                                    6.500%, 6/18/24
      1,000,000         600,000      2,400,000         4,000,000    GMAC Commercial
                                                                    Mortgage Securities Inc.,
                                                                    Series 1999 C1, Class A2
                                                                    SEQ, 6.180%, 5/15/33
        258,442               -              -           258,442    Money Store (The) Home Equity
                                                                    Trust, Series 1994 B, Class
                                                                    A4 SEQ, 7.600%, 07/15/21
      1,000,000               -              -         1,000,000    Money Store (The) Home Equity
                                                                    Trust, Series 1997 C, Class
                                                                    AF6 SEQ, 6.670%, 02/15/25
        297,140         237,712              -           534,852    United Companies
                                                                    Financial Corp., Home
                                                                    Equity Loan, Series 1996
                                                                    D1, Class A5, 6.920%, 10/15/18
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Combined Cost $14,797,275)

FORWARD COMMITMENTS - 4.6%
      5,000,000         300,000      6,000,000        14,000,000    FHLMC, 6.500%, settlement
                                                                    05/14/01
(Combined Cost $13,899,374)

SOVEREIGN GOVERNMENTS AND AGENCIES - 0.2%
        500,000               -              -           500,000    Hydro Quebec, 8.050%, 07/07/24
(Combined Cost $539,201)

TEMPORARY CASH INVESTMENTS - 1.3%
      1,800,000       1,500,000        300,000         3,600,000    SLMA Discount Notes,
                                                                    5.130%, 4/02/01(5)
(Combined Cost $3,599,492)

TOTAL INVESTMENT SECURITIES (Combined Cost $299,220,757) - 100.0%

Percentages indicated are based on combined investment
securities of $305,954,518.

Premium Bond ("Fund 1") /  Intermediate-Term Bond ("Fund 2") / Bond ("Fund 3")
PROFORMA COMBINED SCHEDULE OF INVESTMENTS
(Unaudited)                                                            March 31, 2001

                                                                               Proforma
                                   Fund 1         Fund 2         Fund 3        Combined
                                   Market         Market         Market         Market
Security Description               Value          Value           Value          Value
--------------------------------------------------------------------------------------------

Bank of America Corp.,         $    525,992   $    262,996   $    788,988   $  1,577,976
7.400%, 1/15/11
Citigroup Inc., 7.250%,           1,159,574        527,079      1,581,237      3,267,890
10/01/10
                               -------------  -------------  -------------  -------------
                                  1,685,566        790,075      2,370,225      4,845,866
                               -------------  -------------  -------------  -------------

International Business                    -              -        427,721        427,721
Machines Corp., 7.125%,
12/01/96
                               -------------  -------------  -------------  -------------
Alliant Energy Resources            721,584        360,792      1,546,251      2,628,627
Inc., 7.375%, 11/09/09
Raytheon Company,                   796,783        424,951      1,593,565      2,815,299
8.200%, 3/01/06
                               -------------  -------------  -------------  -------------
                                  1,518,367        785,743      3,139,816      5,443,926
                               -------------  -------------  -------------  -------------

Sears, Roebuck & Co. Inc.                 -        206,024              -        206,024
 MTN, 8.290%, 6/10/02
                               -------------  -------------  -------------  -------------

Cardinal Health Inc.,             1,142,868              -              -      1,142,868
6.750%, 2/15/11
                               -------------  -------------  -------------  -------------

Anixter International Inc.,         206,141        309,211              -        515,352
8.000%, 9/15/03
Yorkshire Power Finance,            500,234        300,141              -        800,375
Series B, 6.150%, 2/25/03
                               -------------  -------------  -------------  -------------
                                    706,375        609,352              -      1,315,727
                               -------------  -------------  -------------  -------------

Cilcorp, Inc., 8.700%,            1,077,922        485,064      1,616,883      3,179,869
10/15/09
Dominion Resources Inc.,          1,309,775              -              -      1,309,775
6.000%, 1/31/03
Dynegy Holdings Inc.,               994,661        397,864      1,094,127      2,486,652
6.875%, 4/01/11
Georgia Power Company,                    -        302,396              -        302,396
Series F, 5.75%, 1/31/2003
Progress Energy Inc.,             2,068,653              -              -      2,068,653
7.100%, 3/01/11
Wisconsin Energy Corp.,           1,394,449        398,414      1,195,242      2,988,105
6.500%, 4/01/11
                               -------------  -------------  -------------  -------------
                                  6,845,460      1,583,738      3,906,252     12,335,450
                               -------------  -------------  -------------  -------------

Duke Energy Field                 1,609,833        536,611      1,609,833      3,756,277
Services, 7.875%, 8/16/10
El Paso Corp. MTN,                1,068,548        373,992      1,335,685      2,778,225
8.050%, 10/15/30
                               -------------  -------------  -------------  -------------
                                  2,678,381        910,603      2,945,518      6,534,502
                               -------------  -------------  -------------  -------------

Associates Corp., N.A.,           1,007,756        503,877      1,209,308      2,720,941
6.000%, 7/15/05
Ford Motor Credit Co.,            1,539,847        410,626        821,252      2,771,725
6.875%, 2/01/06
Ford Motor Credit Co.,            1,047,147        314,144      1,570,720      2,932,011
7.500%, 3/15/05
Household Finance Corp.,          1,020,411        357,144      1,326,534      2,704,089
6.500%, 1/24/06
                               -------------  -------------  -------------  -------------
                                  4,615,161      1,585,791      4,927,814     11,128,766
                               -------------  -------------  -------------  -------------

Kellogg Co., 7.450%,              1,005,698        201,140      1,005,698      2,212,536
4/01/31 (Acquired 3/26/01,
Combined Cost $2,210,252)(1)
                               -------------  -------------  -------------  -------------
Abitibi-Consolidated Inc.,          532,988        266,494              -        799,482
8.550%, 8/01/10
                               -------------  -------------  -------------  -------------

Columbia Energy Group,              512,394              -              -        512,394
6.800%, 11/28/05
Columbia Energy Group,                    -              -      2,012,058      2,012,058
7.420%, 11/28/15
                               -------------  -------------  -------------  -------------
KeySpan Corporation,              1,061,506        318,452      1,167,656      2,547,614
7.250%, 11/15/05
                               -------------  -------------  -------------  -------------
                                  1,573,900        318,452      3,179,714      5,072,066
                               -------------  -------------  -------------  -------------

Kroger Co., 7.650%, 04/15/07        797,681        319,073      1,063,575      2,180,329
Safeway Inc., 6.150%, 03/01/06    1,310,149        302,342      1,209,368      2,821,859
                               -------------  -------------  -------------  -------------
                                  2,107,830        621,415      2,272,943      5,002,188
                               -------------  -------------  -------------  -------------

MGM Mirage, 8.500%, 09/15/10        784,020        522,680      2,090,720      3,397,420
09/15/10
                               -------------  -------------  -------------  -------------

Caterpillar Financial Services      758,454              -              -        758,454
Corp., 5.900%, 09/10/02
                               -------------  -------------  -------------  -------------

Tyco International Group          1,566,715        505,392      1,263,480      3,335,587
S.A., 6.375%, 2/15/06
                               -------------  -------------  -------------  -------------

KPNQwest B.V., 8.125%,              656,250        253,750        875,000      1,785,000
06/01/09
                               -------------  -------------  -------------  -------------

Delphi Financial Group,                   -              -        768,774        768,774
Inc., 9.310%, 3/25/27
Lincoln National Corp.,                   -              -      3,329,727      3,329,727
9.125%, 10/01/04
                               -------------  -------------  -------------  -------------
                                          -              -      4,098,501      4,098,501
                               -------------  -------------  -------------  -------------

Comcast Cable Communications,     1,098,139        384,349      1,207,953      2,690,441
8.375%, 05/01/07
CSC Holdings Inc.,                        -              -      1,956,190      1,956,190
7.250%, 7/15/08
CSC Holdings Inc.,                1,175,863        452,255              -      1,628,118
7.625%, 7/15/18
                               -------------  -------------  -------------  -------------
                                  2,274,002        836,604      3,164,143      6,274,749
                               -------------  -------------  -------------  -------------

General Motors Corp.,               361,425              -              -        361,425
7.000%, 6/15/03
                               -------------  -------------  -------------  -------------

Anderson Exploration Ltd.,        1,248,469        399,510      1,298,408      2,946,387
6.750%, 3/15/11
TransOcean Sedco Forex,           1,000,690        300,207      1,000,690      2,301,587
6.625%, 4/15/11 (Acquired
3/30/01, Combined Cost $2,287,971)(1)(2)
                               -------------  -------------  -------------  -------------
                                  2,249,159        699,717      2,299,098      5,247,974
                               -------------  -------------  -------------  -------------

Burlington Northern Santa           463,991        185,596        556,789      1,206,376
Fe Corp., 6.750%, 3/15/29
Norfolk Southern Corp.,           1,016,360              -              -      1,016,360
6.950%, 5/01/02
                               -------------  -------------  -------------  -------------
                                  1,480,351        185,596        556,789      2,222,736
                               -------------  -------------  -------------  -------------

EOP Operating LP,                   999,245        299,774        999,245      2,298,264
6.750%, 2/15/08
Spieker Properties, Inc.                  -              -      3,048,861      3,048,861
MTN, 7.580%, 12/17/01
                               -------------  -------------  -------------  -------------
                                    999,245        299,774      4,048,106      5,347,125
                               -------------  -------------  -------------  -------------

AXA Financial Inc.,               1,100,247        385,086              -      1,485,333
7.750%, 8/01/10
Merrill Lynch & Co., Inc.,        2,058,632        617,590      2,058,632      4,734,854
7.250%, 7/26/02
                               -------------  -------------  -------------  -------------
                                  3,158,879      1,002,676      2,058,632      6,220,187
                               -------------  -------------  -------------  -------------

Qwest Capital Funding             1,584,200        528,067      2,112,268      4,224,535
Inc., 7.750%, 8/15/06
(Acquired 8/17/00, Combined Cost
$3,996,120)(1)
                               -------------  -------------  -------------  -------------

AT&T Wireless Services            1,363,554        353,514      1,010,040      2,727,108
Inc., 7.875%, 3/01/11
(Acquired 3/1/01-3/22/01,
Combined Cost $2,710,514)(1)
                               -------------  -------------  -------------  -------------
                                 41,648,848     13,066,597     47,752,478    102,467,923
                               -------------  -------------  -------------  -------------

FHLMC Pool #C00553,                 648,116              -              -        648,116
7.000%, 9/01/27
FHLMC Pool #C00578,                 736,822        221,903              -        958,725
6.500%, 1/01/28
FHLMC Pool #C00731,                 874,610              -      2,621,261      3,495,871
6.500%, 3/01/29
FHLMC Pool #C038971,              3,972,609              -              -      3,972,609
6.500%, 6/01/29
FHLMC Pool #C30060,                 748,676        449,205      1,497,351      2,695,232
7.500%, 8/01/29
FHLMC Pool #C30257,                 928,857              -              -        928,857
7.000%, 8/01/29
FHLMC Pool #C40679,                       -              -      5,803,330      5,803,330
7.000%, 7/01/30
FHLMC Pool #D75034,                  86,405              -              -         86,405
8.500%, 10/01/26
FHLMC Pool #E00279,                       -        335,560              -        335,560
6.500%, 2/01/09
FHLMC Pool #E00724,                 825,258              -              -        825,258
7.000%, 6/01/14
FHLMC Pool #E68523,                 592,146              -              -        592,146
6.500%, 12/01/12
FHLMC Pool #E68681,                       -              -      3,102,667      3,102,667
6.000%, 1/01/13
FHLMC Pool #E73566,                 450,871              -              -        450,871
7.000%, 11/01/13
FHLMC Pool #G00907,                       -        163,247              -        163,247
7.000%, 2/01/28
FNMA Pool #250452,                        -              -      2,634,796      2,634,796
6.500%, 1/01/26
FNMA Pool #252211,                  594,976        254,990      2,549,897      3,399,863
6.000%, 1/01/29
FNMA Pool #252212,                  426,001              -              -        426,001
6.500%, 1/01/29
FNMA Pool #252213,                1,025,781              -              -      1,025,781
6.000%, 1/01/14
FNMA Pool #272894,                  706,368              -              -        706,368
6.000%, 2/01/09
FNMA Pool #323980,                1,391,999        463,999              -      1,855,998
6.000%, 4/01/14
FNMA Pool #405425,                  586,859              -              -        586,859
7.000%, 12/01/27
FNMA Pool #406904,                1,125,822              -              -      1,125,822
7.500%, 4/01/28
FNMA Pool #411821,                        -        232,491              -        232,491
7.000%, 1/01/28
FNMA Pool #412562,                1,191,364              -              -      1,191,364
6.500%, 1/01/28
FNMA Pool #413812,                  493,956        164,652              -        658,608
6.500%, 1/01/28
FNMA Pool #426069,                1,298,917              -              -      1,298,917
7.000%, 5/01/28
FNMA Pool #426130,                  155,456              -              -        155,456
6.000%, 5/01/13
FNMA Pool #426773,                  650,533              -              -        650,533
6.000%, 7/01/13
FNMA Pool #427913,                        -        259,757              -        259,757
6.000%, 5/01/13
FNMA Pool #431837,                        -        288,591              -        288,591
7.000%, 6/01/28
FNMA Pool #437421,                  852,980              -              -        852,980
6.000%, 9/01/28
FNMA Pool #450619,                  251,016        251,016              -        502,032
6.000%, 12/01/28
FNMA Pool #453124,                        -              -      1,353,959      1,353,959
6.000%, 12/01/13
FNMA Pool #453956,                  441,510              -              -        441,510
6.000%, 12/01/28
FNMA Pool #484698,                        -              -      2,471,014      2,471,014
6.000%, 2/01/14
FNMA Pool #492315,                  906,773        453,386              -      1,360,159
6.500%, 4/01/29
FNMA Pool #503915,                        -              -      1,275,681      1,275,681
7.000%, 7/01/29
FNMA Pool #504748,                        -              -        443,638        443,638
7.000%, 7/01/29
FNMA Pool #506995,                  822,507        287,878      1,233,761      2,344,146
7.500%, 7/01/29
FNMA Pool #537234,                  933,759        466,879              -      1,400,638
7.000%, 5/01/30
FNMA Pool #542599,                2,747,888      1,137,059      2,368,870      6,253,817
7.500%, 8/01/30
GNMA Pool #002202,                        -        260,697              -        260,697
7.000%, 4/20/26
GNMA Pool #230356,                  341,651              -              -        341,651
7.500%, 8/20/17
GNMA Pool #313107,                  830,937              -              -        830,937
7.000%, 11/15/22
GNMA Pool #407141,                   13,367              -              -         13,367
9.250%, 2/15/25
GNMA Pool #407254,                   30,818              -              -         30,818
9.250%, 3/15/25
GNMA Pool #408099,                  126,549              -              -        126,549
8.750%, 3/15/25
GNMA Pool #423061,                  557,003              -              -        557,003
8.000%, 6/15/27
GNMA Pool #423986,                  372,027              -              -        372,027
8.000%, 8/15/26
GNMA Pool #432437,                   70,575              -              -         70,575
7.500%, 4/15/27
GNMA Pool #436277,                  409,699        343,365              -        753,064
6.500%, 3/15/28
GNMA Pool #443782,                  177,892              -              -        177,892
7.500%, 11/15/27
GNMA Pool #447692,                  466,748              -              -        466,748
7.500%, 5/15/27
GNMA Pool #455126,                   27,011              -              -         27,011
6.500%, 5/15/28
GNMA Pool #458862,                  389,698        139,178              -        528,876
7.500%, 2/15/28
GNMA Pool #458887,                1,750,763              -              -      1,750,763
6.500%, 5/15/28
GNMA Pool #461011,                   67,307              -              -         67,307
7.500%, 11/15/27
GNMA Pool #463891,                  423,373              -              -        423,373
6.500%, 5/15/28
GNMA Pool #467626,                  498,401        213,600              -        712,001
7.000%, 2/15/28
GNMA Pool #469811,                  900,403        286,492              -      1,186,895
7.000%, 12/15/28
GNMA Pool #471859,                  672,260              -              -        672,260
7.000%, 4/15/28
GNMA Pool #509502,                        -        452,725              -        452,725
8.000%, 12/15/29
GNMA Pool #780412,                  401,297        200,648              -        601,945
7.500%, 8/15/26
                               -------------  -------------  -------------  -------------
                                 34,996,614      7,327,318     27,356,225     69,680,157
                               -------------  -------------  -------------  -------------

STRIPS - PRINCIPAL,               1,904,050        448,655      1,187,296      3,540,001
5.970%, 11/15/27(4)
U.S. Treasury Bonds,                      -        653,758      2,212,720      2,866,478
5.00%, 2/15/2011
U.S. Treasury Bonds,              1,652,714        605,995      3,856,332      6,115,041
6.375%, 8/16/27
U.S. Treasury Bonds,                      -        335,132              -        335,132
6.500%, 11/15/26
U.S. Treasury Bonds,              3,225,000        322,500              -      3,547,500
8.000%, 11/15/21
U.S. Treasury Bonds,                      -        835,782              -        835,782
9.125%, 5/15/18
U.S. Treasury Inflation           4,091,740        511,468      1,432,109      6,035,317
Indexed Bonds, 3.500%, 01/15/11
U.S. Treasury Notes,                      -      1,007,266              -      1,007,266
4.625%, 2/28/03
U.S. Treasury Notes,              1,725,099              -              -      1,725,099
5.125%, 12/31/02
U.S. Treasury Notes,                      -      1,021,869              -      1,021,869
5.500%, 1/31/03
U.S. Treasury Notes,              1,037,457              -              -      1,037,457
5.500%, 2/15/08
U.S. Treasury Notes,                      -              -      1,502,345      1,502,345
5.625%, 5/15/01
U.S. Treasury Notes,              6,083,660      2,045,368     11,118,413     19,247,441
5.750%, 11/15/05
U.S. Treasury Notes,                      -        383,760      1,480,216      1,863,976
6.625%, 5/15/07
U.S. Treasury Notes,              5,946,765      1,838,091      2,162,460      9,947,316
6.750%, 5/15/05
U.S. Treasury Notes,                      -        333,035              -        333,035
7.875%, 11/15/04
                               -------------  -------------  -------------  -------------
                                 25,666,485     10,342,679     24,951,891     60,961,055
                               -------------  -------------  -------------  -------------

AmeriCredit Automobile              829,975              -              -        829,975
Receivables Trust, Series
1999 D, Class A3 SEQ,
7.020%, 12/05/05
BMW Vehicle Owner Trust,          1,007,800              -      1,511,700      2,519,500
Series 1999 A, Class A3
SEQ, 6.410%, 4/25/03
Case Equipment Loan               1,001,647              -              -      1,001,647
Trust, Series 1998 B, Class
A4 SEQ, 5.920%, 10/15/05
CIT RV Trust, Series 1997         1,024,874              -              -      1,024,874
A, Class A6 SEQ, 6.350%,
04/15/11
CIT RV Trust, Series 1998           768,541              -              -        768,541
A, Class A4 SEQ, 6.090%,
02/15/12
Countrywide Asset-Backed          1,314,429        303,330              -      1,617,759
 Certificates, Series 2001-1,
Class AF3, 6.100%, 8/25/26
Delta Air Lines Inc., Series      1,062,945        372,031      1,062,945      2,497,921
2000-1, Class A1, 7.380%,
05/18/10
Detroit Edison                            -        301,885      1,006,282      1,308,167
Securitization Funding LLC,
Series 2001-1, Class A4
SEQ, 6.190%, 3/01/13
Nationslink Funding Corp.,          643,527        300,312      1,716,071      2,659,910
Series 1998-2, Class A1
SEQ, 6.000%, 11/20/07
Nationslink Funding Corp.,        1,263,288              -              -      1,263,288
Series 1999-1, Class A2
SEQ, 6.320%, 11/20/08
PSE&G Transition Funding          1,281,895        256,379      1,025,516      2,563,790
LLC, Series 2001-1, Class
A5 SEQ, 6.450%, 3/15/13
Residential Asset Securities      2,030,207        507,552      2,030,208      4,567,967
Corp., Series 1999 KS3,
Cl AI2, 7.080%, 09/25/20
                               -------------  -------------  -------------  -------------
                                 12,229,128      2,041,489      8,352,722     22,623,339
                               -------------  -------------  -------------  -------------

FHLMC, 5.250%, 2/15/04            2,025,360              -              -      2,025,360
FHLMC, 5.750%, 4/15/08            1,014,584              -              -      1,014,584
FNMA MTN, 5.740%, 01/21/09          992,029              -              -        992,029
FNMA MTN, 7.000%, 02/20/07          510,848              -              -        510,848
FNMA, 5.250%, 1/15/09             1,076,106              -              -      1,076,106
FNMA, 6.625%, 11/15/10            2,129,670        212,967        212,967      2,555,604
FNMA, 7.125%, 2/15/05             3,207,807      2,138,538              -      5,346,345
FNMA, Series B, 7.250%,           3,039,410        331,573              -      3,370,983
01/15/10
                               -------------  -------------  -------------  -------------
                                 13,995,814      2,683,078        212,967     16,891,859
                               -------------  -------------  -------------  -------------

Chase Commercial                  1,321,969        423,030      1,586,363      3,331,362
Mortgage Securities Corp.,
Series 1999 2, Class A2
SEQ, 7.200%, 11/15/09
First Union-Lehman                  857,718        428,859              -      1,286,577
Brothers Commercial Mortgage,
Series 1998 C2, Class A1 SEQ,
6.280%, 06/18/07
First Union-Lehman                1,026,151        359,153      1,539,226      2,924,530
Brothers-Bank of America,
Series 1998 C2, Class A2
SEQ, 6.560%, 11/18/08
FNMA REMIC, Series 1989-35,               -              -        338,753        338,753
Class G, 9.500%, 07/25/19
FNMA REMIC, Series                1,013,975        506,988              -      1,520,963
1997-58, Class PB PAC,
6.500%, 6/18/24
GMAC Commercial                     999,051        599,430      2,397,723      3,996,204
Mortgage Securities Inc.,
Series 1999 C1, Class A2
SEQ, 6.180%, 5/15/33
Money Store (The) Home Equity       261,440              -              -        261,440
Trust, Series 1994 B, Class
A4 SEQ, 7.600%, 07/15/21
Money Store (The) Home Equity     1,022,083              -              -      1,022,083
Trust, Series 1997 C, Class
AF6 SEQ, 6.670%, 02/15/25
United Companies                    299,533        239,627              -        539,160
Financial Corp., Home
Equity Loan, Series 1996
D1, Class A5, 6.920%, 10/15/18
                               -------------  -------------  -------------  -------------
                                  6,801,920      2,557,087      5,862,065     15,221,072
                               -------------  -------------  -------------  -------------

FHLMC, 6.500%, settlement         4,976,560      2,985,937      5,971,873     13,934,370
05/14/01
                               -------------  -------------  -------------  -------------

Hydro Quebec, 8.050%, 07/07/24      574,763              -              -        574,763
                               -------------  -------------  -------------  -------------

SLMA Discount Notes,              1,800,000      1,500,000        300,000      3,600,000
5.130%, 4/02/01(5)
                               -------------  -------------  -------------  -------------

                               $142,690,132   $ 42,504,185   $120,760,221   $305,954,538
                               =============  =============  =============  =============

FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
MTN = Medium Term Note
REMIC = Real Estate Mortgage Investment Conduit
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest &
Principal of Securities
(1)  Security was purchased under Rule 144A of the
Securities Act of 1933 or is a private
placement and, unless registered under the Act or
exempted from registration, may only be sold to qualified
institutional investors. The aggregate value of
restricted securities at March 31, 2001, was $11,465,764,
which represented 3.7% of combined net assets.
(2)  Security, or a portion thereof, has been segregated
at the custodian bank for Forward Commitments.
(3)  Final maturity indicated. Expected remaining maturity
used for purposes of calculating the weighted
average portfolio maturity.
(4)  Security is a zero-coupon bond. The yield to maturity
at purchase is indicated. Zero coupon securities are purchased at a substantial discount from their value at maturity.
(5)  Rate indicated is the yield to maturity at purchase.

See notes to financial statements.

Premium Bond
Intermediate-Term Bond
Bond
Pro Forma Combining Statement of Assets and Liabilities
MARCH 31, 2001 (UNAUDITED)

                                                                                                   Pro Forma
                                        Premium     Intermediate-                                  Combining
                                          Bond        Term Bond        Bond        Adjustments      (Note 1)
--------------------------------------------------------------------------------------------------------------

ASSETS
Investment securities, at value
  (identified cost of $139,640,824,
  $41,455,164, $118,124,769 and
  $299,220,757 respectively)         $142,690,132   $42,504,185   $120,760,221                   $305,954,538
Cash                                            -       331,944              -                        331,944
Receivable for investments sold         4,973,828     3,402,825      7,642,706                     16,019,359
Receivable for capital
  shares sold                                   -        14,560          3,423                         17,983
Interest receivable                     1,533,549       491,130      1,529,878                      3,554,557
                                     -------------  ------------  -------------  --------------  -------------
                                      149,197,509    46,744,644    129,936,228               0    325,878,381
                                     -------------  ------------  -------------  --------------  -------------

LIABILITIES
Disbursements in excess of
  demand deposit cash                   2,622,918             -        652,919                      3,275,837
Payable for investments purchased       5,970,569     3,283,909      6,965,729                     16,220,207
Accrued management fees                    53,084        25,800         80,524       (717) (a)        158,691
Distribution fees payable                       -           715            931                          1,646
Service fees payable                            -           715            931                          1,646
Dividends payable                          53,266         6,641         18,273        717  (a)         78,897
Payable for directors'
  fees and expenses                           107            38            100               0            245
Accrued expenses and
  other liabilities                            73            22             62                            157
                                     -------------  ------------  -------------  --------------  -------------
                                        8,700,017     3,317,840      7,719,469               0     19,737,326
                                     -------------  ------------  -------------  --------------  -------------
Net Assets                           $140,497,492   $43,426,804   $122,216,759              $0   $306,141,055
                                     =============  ============  =============  ==============  =============

NET ASSETS CONSIST OF:
Capital (par value and
  paid-in surplus)                   $138,806,438   $43,198,099   $123,729,663                    305,734,200
Accumulated net realized
  loss on investment transactions      (1,358,254)     (820,316)    (4,148,356)                    (6,326,926)
Net unrealized appreciation
  on investments (Note 3)               3,049,308     1,049,021      2,635,452                      6,733,781
                                     -------------  ------------  -------------  --------------  -------------
                                     $140,497,492   $43,426,804   $122,216,759              $0   $306,141,055
                                     =============  ============  =============  ==============  =============

Investor Class
Net assets                           $140,497,492   $39,823,009   $117,627,887   ($140,497,492)  $157,450,896
Shares outstanding                     13,886,669     3,970,883     12,509,875  (14,812,014)(b)    15,555,413
Net asset value per share                  $10.12        $10.03          $9.40                         $10.12

Advisor Class
Net assets                                    N/A    $3,603,795     $4,588,872                     $8,192,667
Shares outstanding                            N/A       359,346        488,032     (37,918) (b)       809,460
Net asset value per share                     N/A        $10.03          $9.40                         $10.12

Institutional Class
Net assets                                    N/A           N/A            N/A     $140,497,492  $140,497,492
Shares outstanding                            N/A           N/A            N/A   13,886,669 (b)    13,886,669
Net asset value per share                     N/A           N/A            N/A           $10.12        $10.12

(a)  Adjustment to restate the management fee accrual because of a step fee schedule.
(b)  Adjustment to reflect the issuance of Premium Bond shares in exchange for shares of Intermediate-Term Bond and Bond, specific to each class.  The Premium Bond Investor Class shares were exchanged for Institutional shares.

Pro Forma Combining Statement of Operations
YEAR ENDED MARCH 31, 2001 (UNAUDITED)

                                                                                                   Pro Forma
                                        Premium     Intermediate-                                  Combining
                                          Bond        Term Bond        Bond        Adjustments      (Note 1)
--------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
Interest                               $7,599,685    $2,349,189     $7,984,422                    $17,933,296
                                     -------------  ------------  -------------  --------------  -------------
Expenses:
Management fees                           504,776       250,435        899,643    (232,282) (a)     1,422,572
Distribution fees - Advisor Class               -         7,779         10,352                         18,131
Service fees - Advisor Class                    -         7,779         10,352                         18,131
Directors' fees and expenses                  696           272            800                -         1,768
                                     -------------  ------------  -------------  --------------  -------------
                                          505,472       266,265        921,147        (232,282)     1,460,602
                                     -------------  ------------  -------------  --------------  -------------

Net investment income                   7,094,213     2,082,924      7,063,275         232,282     16,472,694
                                     -------------  ------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3)

Net realized gain (loss) on
  investment transactions                 227,059      (181,299)    (1,012,170)                      (966,410)
Change in net unrealized
  appreciation on investments           5,580,256     1,216,129      3,701,662                     10,498,047
                                     -------------  ------------  -------------  --------------  -------------
Net realized and unrealized
  gain on investments                   5,807,315     1,034,830      2,689,492               -      9,531,637
                                     -------------  ------------  -------------  --------------  -------------
Net Increase in Net Assets
Resulting from Operations             $12,901,528    $3,117,754     $9,752,767        $232,282    $26,004,331

(a)  Adjustment to restate the management fee savings
     because of a stepped fee schedule.

Notes to Pro Forma Financial Statements (unaudited)

1. BASIS OF COMBINATION--The unaudited Pro Forma Combining Schedule of
   Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro
   Forma Combining Statement of Operations reflect the accounts of
   Intermediate-Term Bond, Bond and Premium Bond at and for the year ended
   March 31, 2001.

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving funds, Intermediate-Term Bond and
   Bond, in exchange for shares of the surviving fund, for purposes of maintaining the financial statements and performance, Premium Bond. The merged fund will be reorganized as a fund issued by American Century
   Investment Trust in the name of the Diversified Bond Fund.

   In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated.  The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization.  Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method).

   The Pro Forma Combining Schedule of Investments, Statement of Assets and
   Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

2. PORTFOLIO VALUATION--Securities are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices.  When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

3. CAPITAL SHARES--The pro forma net asset value per share assumes the issuance of shares of the surviving financial fund that would have been issued at
   March 31, 2001, in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving financial fund, as of March 31, 2001, divided by the net asset value per share of the shares of the surviving financial fund as of
   March 31, 2001.  The pro forma total number of shares outstanding for the combined fund consists of the following at March 31, 2001:

                                                            Additional Shares
Combined           Total Outstanding     Shares of          Assumed Issued
Fund               Shares                Surviving Fund     in Reorganization

Diversified Bond
  Investor         15,555,413                     0         15,555,413
  Advisor             809,460                     0            809,460
  Institutional    13,886,668            13,886,668(1)               0
  Total Fund       30,251,541

(1) Premium Bond Investor Class shares were exchanged for Institutional
    Class shares.

4. INVESTMENTS--At March 31, 2001, the funds had the following net capital loss carryforwards available to offset future capital gains.  To the extent that those carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

   Fund                       Net Capital Loss Carryforward
   Premium Bond               $1,321,497
   Intermediate-Term Bond     $  820,693
   Bond                       $4,136,247

AMERICAN CENTURY INVESTMENT TRUST

PART C    OTHER INFORMATION

Item 15.  Indemnification.

          As stated in Article VII, Section 3 of the Declaration of Trust,
          incorporated herein by reference to Exhibit 1 to the Registration
          Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of
          Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the
          Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

          Registrant hereby incorporates by reference, as though set forth fully herein, Article II, Section 16 of the Registrant's Amended and
          Restated Bylaws, dated March 9, 1998, appearing as Exhibit b2 to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of
          indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 16.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (1)  (a) Amended and Restated Declaration of Trust, restated March 1, 1998 and amended March 1, 1999 (filed electronically as Exhibit a to
          Post-Effective Amendment No. 7 to the Registration Statement on April
          1, 1999, File No. 33-65170).

          (b) Amendment No. 1 to the Declaration of Trust dated March 6, 2001
          (filed electronically as Exhibit a2 to Post-Effective Amendment No. 12
          to the Registration Statement on April 19, 2001, File No. 33-65170).

          (c) Amendment No. 2 to the Declaration of Trust (to be filed by amendment).

     (2)  Amended and Restated Bylaws dated March 9, 1998 (filed electronically as Exhibit b2 to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

     (3)  Not applicable.

     (4)  Agreement and Plan of Reorganization is included herein.

     (5)  Not applicable.

     (6)  (a) Investor Class Management Agreement between American Century
          Investment Trust and American Century Investment Management, Inc.,
          dated August 1, 1997 (filed electronically as Exhibit 5 to
          Post-Effective Amendment No. 33 to the Registration Statement of
          American Century Government Income Trust on July 31, 1997, File No.
          2-99222).

          (b) Amendment to the Investor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc., dated March 31, 1998 (filed electronically as
          Exhibit 5b to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

          (c) Amendment to the Investor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc., dated July 1, 1998 (filed electronically as Exhibit
          d3 to Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Government Income Trust on July 28, 1999, File No.
          2-99222).

          (d) Amendment No. 1 to the Investor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc., dated September 16, 2000 (filed electronically as
          Exhibit d4 to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 29, 2000, File No. 2-82734).

          (e) Amendment No. 2 to the Investor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc. (to be filed by amendment).

          (f) Advisor Class Management Agreement between American Century
          Investment Trust and American Century Investment Management, Inc.,
          dated August 1, 1997 and amended as of June 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 9 to the
          Registration Statement of the Registrant on June 30, 1999, File No.
          33-65170).

          (g) Amendment No. 1 to the Advisor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc. (filed electronically as Exhibit d6 to Post-Effective
          Amendment No. 36 to the Registration Statement of American Century
          Target Maturities Trust on April 18, 2001, File No. 2-94608).

          (h) Amendment No. 2 to the Advisor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc. dated August 1, 2001 (to be filed by amendment).

          (i) C Class Management Agreement between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (j) Amendment No. 1 to the C Class Management Agreement between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc. dated August 1, 2001 (to be filed by amendment).

          (k) Institutional Class Management Agreement between American Century
          Quantitative Equity Funds and American Century Investment Management,
          Inc., dated August 1, 1997 (filed electronically as an exhibit to
          Post-Effective Amendment No. 20 to the Registration Statement of
          American Century Quantitative Equity Funds on August 29, 1997, File
          No. 33-19589).

          (l) Amendment to Institutional Class Management Agreement between
          American Century Quantitative Equity Funds and American Century
          Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 27 to the Registration
          Statement of American Century Quantitative Equity Funds on April 27,
          2000, File No. 33-19589).

          (m) Amendment No. 1 to the Institutional Class Management Agreement
          between American Century Quantitative Equity Funds, American Century
          Investment Trust and American Century Investment Management, Inc.
          dated August 1, 2001 (to be filed by amendment).

     (7)  (a) Distribution Agreement between American Century Investment Trust and American Century Investment Services, Inc., dated March 13, 2000
          (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17
          to the Registration Statement of American Century World Mutual Funds,
          Inc. on March 30, 2000, File No. 33-39242).

          (b) Amendment No. 1 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated June 1, 2000 (filed electronically as Exhibit e9 to
          Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc., on May 24, 2000, File No.
          33-39242).

          (c) Amendment No. 2 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated November 20, 2000 (filed electronically as Exhibit e10 to
          Post-Effective Amendment No. 29 to the Registration Statement of
          American Century Variable Portfolios, Inc. on December 1, 2000, File
          No. 33-14567).

          (d) Amendment No. 3 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated March 1, 2001 (filed electronically as Exhibit e4 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 4 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated April 30, 2001 (filed electronically as Exhibit e5 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (f) Amendment No. 5 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc. (to be filed by amendment).

          (g) Amendment No. 6 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc. (to be filed by amendment).

     (8)  Not applicable.

     (9)  (a) Master Agreement by and between Commerce Bank N.A. and Twentieth
          Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit B8e to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc., on February 28,
          1997, File No. 2-14213).

          (b) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit B8 to Post-Effective Amendment No. 31 to the Registration
          Statement of the American Century Government Income Trust on February
          7, 1997, File No. 2-99222).

          (c) Amendment to Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc., on January 9, 2001, File No. 333-46922).

     (10) (a) Master Distribution and Shareholder Services Plan of American
          Century Government Income Trust, American Century Investment Trust,
          American Century International Bond Fund, American Century Target
          Maturities Trust and American Century Quantitative Equity Funds
          (Advisor Class) dated August 1, 1997, (filed electronically as Exhibit
          m1 to Post-Effective Amendment No. 32 to the Registration Statement of
          American Century Target Maturities Trust, filed on January 31, 2000,
          File No. 2-94608).

          (b) Amendment to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) dated June 29, 1998 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 32 to the Registration
          Statement of American Century Target Maturities Trust, filed on
          January 31, 2000, File No. 2-94608).

          (c) Amendment No. 2 to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) (to be filed by amendment).

          (d) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class) dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 1 to Master Distribution and Individual Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Municipal Trust, American Century
          Target Maturities Trust and American Century Quantitative Equity Funds
          (C Class) dated August 1, 2001 (to be filed by amendment).

          (f) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds, dated November 20, 2000 (filed electronically as Exhibit
          n to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (g) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds dated August 1, 2001 (to be filed by amendment).

     (11) Opinion and Consent of Counsel as to the legality of the securities being registered (filed electronically as Exhibit i to Post-Effective
          Amendment No. 7 to the Registration Statement of the Registrant on May
          7, 1999, File No. 33-65170).

     (12) Opinion and Consent of Counsel as to the tax matters and consequences to shareholders is included herein.

     (13) (a) Transfer Agency Agreement between American Century Investment
          Trust and American Century Services Corporation, dated August 1, 1997
          (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Government Income
          Trust on July 31, 1997, File No. 2-99222).

          (b) Amendment to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated March 9, 1998 (filed electronically as Exhibit B9b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (c) Amendment No. 1 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated June 29, 1998 (filed electronically as Exhibit B9b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Quantitative Equity Funds on June 29, 1998, File No.
          33-19589).

          (d) Amendment No. 2 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated November 20, 2000 (filed electronically as Exhibit h4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (e) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation
          dated August 1, 2001 (to be filed by amendment).

          (f) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust on January 31, 2001, File No. 2-94608).

     (14) (a) Consent of PricewaterhouseCoopers LLP (to be filed by amendment).

          (b) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit b11 to Post-Effective Amendment No. 5 to the
          Registration Statement of the Registrant on June 27, 1997, File No.
          33-65170).

     (15) Not applicable.

     (16) Power of Attorney, dated September 16, 2000 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 11 to the Registration
          Statement of the Registrant on February 22, 2001, File No. 33-65170).

     (17) (a) Form of proxy is filed herein.

          (b) Diversified Bond (Investor, Advisor and Institutional
          Class)Prospectuses dated August 8, 2001 (filed electronically as part of Post-Effective Amendment No. 12 to the Registration Statement of
          the Registrant on May 25, 2001, File No. 33-65170).

          (c) Statement of Additional Information dated August 8, 2001 (filed electronically as part of Post-Effective Amendment No. 12 to the
          Registration Statement of the Registrant on May 25, 2001, File No.
          33-65170).

          (d) Premium Bond Prospectus dated August 1, 2001 (filed electronically as part of Post-Effective Amendment No. 12 to the Registration
          Statement of American Century Premium Reserves, Inc. on July 31, 2001,
          File No. 33-57430).

          (e) Statement of Additional Information dated August 1, 2001 (filed electronically as part of Post-Effective Amendment No. 12 to the
          Registration Statement of American Century Premium Reserves, Inc. on
          July 31, 2001, File No. 33-57430).

          (f) Premium Bond Annual Report (filed electronically on May 31, 2001).

          (g) Intermediate-Term Bond and Bond (Investor and Advisor Class)
          Prospectuses dated March 1, 2001 (filed electronically as part of
          Post-Effective Amendment No. 92 to the Registration Statement of
          American Century Mutual Funds, Inc. on February 28, 2001, File No.
          2-14213).

          (h) Statement of Additional Information dated May 1, 2001 (filed electronically as part of Post-Effective Amendment No. 93 to the
          Registration Statement of American Century Mutual Funds, Inc. on April
          20, 2001, File No. 2-14213).

          (i) Intermediate-Term Bond and Bond Annual Report (filed
          electronically on December 29, 2000).

Item 17.  Undertakings.
Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the
29th day of June, 2001.

                            AMERICAN CENTURY INVESTMENT TRUST (Registrant)

                            By: /*/William M. Lyons
                                William M. Lyons
                                President and Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, as amended, has been signed below by the following persons in the capacities and on the dates indicated.

*William M. Lyons                    President and            June 29, 2001
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   June 29, 2001
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             June 29, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 June 29, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 June 29, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 June 29, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 June 29, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 June 29, 2001
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).